PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Government Cash Series, which covers the six-month period ended November 30, 1995. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.

During the reporting period, Government Cash Series helped its shareholders earn a total of $0.03 in dividends per share on their ready cash, while offering the advantages of daily liquidity and stability of principal.*

At the end of the reporting period, the fund's net assets stood at $464 million, with 46.3% of the assets invested in securities issued by the United States Treasury and various government agencies, including the Federal Farm Credit Bank, Federal Home Loan Bank, Federal Home Loan Mortgage Association, Federal National Mortgage Association, and Student Loan Marketing Association. More than 54% of the fund's assets were invested in repurchase agreements backed by government and/or agency securities, because repurchase agreements offered a yield advantage over many direct government obligations.

Thank you for choosing Government Cash Series as a convenient way to put your cash to work pursuing income from U.S. government securities. Please contact your investment representative if you have any questions about the fund.

Sincerely,

LOGO
Richard B. Fisher
President
January 15, 1996

* Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. Investments in mutual funds are neither insured nor guaranteed by the U.S. government.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Government Cash Series is invested in direct U.S. Treasury and U.S. government agency obligations and in repurchase agreements which have these securities as collateral. The fund continues to invest in issues of the Federal National Mortgage Association, Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System, and Federal Home Loan Mortgage Corp., and maintains a small Treasury position for liquidity purposes.

Over the six-month reporting period ended November 30, 1995, the Federal Reserve Board (the "Fed") reversed course in monetary policy, lowering the federal funds target rate by 25 basis points in early July, 1995 from 6% to 5.75%. This easing in monetary policy came on the heels of seven consecutive tightenings from February, 1994 to February, 1995, which brought the Fed funds target rate from 3% to 6%. The Fed cited receding inflationary pressures as the reason for the ease, although weak economic reports in the second quarter of 1995 were also thought to have had an influence.

Short-term interest rates led the Fed move downward. The rate on the three-month Treasury bill declined by 30 basis points over the reporting period, from 5.8% to 5.5%. The front end of the yield curve inverted over the reporting period, with the one-year Treasury bill trading 12 basis points below the three-month Treasury bill at the end of November, 1995. This change in shape was a result of growing market expectations of additional Fed easing in the not too distant future. Shortly after the end of the reporting period, at its Federal Open Market Committee Meeting on December 19, 1995, the Fed confirmed market expectations by voting to ease monetary policy slightly, reducing the federal funds target rate from 5.75% to 5.5%. The Fed again cited a better-than-expected outlook for inflation as the driving force behind the move.

Over the reporting period, the market was also influenced by the ongoing budget negotiations in Washington, D.C. The Treasury auction schedule was disrupted in late October and early November as the debt ceiling was temporarily reached. Currently, the federal government is experiencing its second partial shutdown since the negotiations began, as Congress and the White House appear to have reached an impasse. Nevertheless, expectations of a positive outcome toward credible deficit reduction resulting from the talks have been priced into the market.

Recently, the fund has been managed with a 40- to 50-day average maturity target range, a moderately bullish stance in anticipation of further gradual eases by the Fed. In spite of third quarter GDP growth at 4.2%, recent data on the economy has been somewhat mixed, with the retail and manufacturing sectors relatively sluggish. Fourth quarter growth is expected to have been closer to the 2 1/2% rate of growth considered by many to be non-inflationary. With monetary policy still considered by many to be slightly restrictive, we would expect to see another slight easing in the federal funds target rate by the end of the first quarter of 1996.

The fund structure continues to be barbelled in nature, and maximizes performance through ongoing relative value analysis. As a yield advantage continued to exist for investments in repurchase agreements versus direct investments in short-term Treasury and agency securities, a substantial percentage of the fund's investments remained in repurchase agreements. The fund continued to combine attractive yields from repurchase agreements collateralized by U.S. government mortgage-backed securities with short-term agency floating rate notes and Treasury and agency securities with longer maturities of 6 to 13 months.


GOVERNMENT CASH SERIES

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
-----------      -----------------------------------------------------------------
SHORT-TERM OBLIGATIONS--46.3%
----------------------------------------------------------------------------------
              (A) FEDERAL FARM CREDIT BANK, NOTE--0.6%
                 -----------------------------------------------------------------
$ 3,000,000      7.90%, 3/1/1996                                                     $  3,007,797
                 -----------------------------------------------------------------   ------------
              (A) FEDERAL FARM CREDIT BANK, DISCOUNT NOTE--0.4%
                 -----------------------------------------------------------------
  2,000,000      6.17%, 2/23/1996                                                       1,971,207
                 -----------------------------------------------------------------   ------------
                 FEDERAL HOME LOAN BANK, NOTES--3.1%
                 -----------------------------------------------------------------
  5,000,000      6.01%, 6/3/1996                                                        5,006,209
                 -----------------------------------------------------------------
  4,000,000      6.05%, 6/13/1996                                                       4,001,854
                 -----------------------------------------------------------------
  3,500,000      6.05%, 6/5/1996                                                        3,497,779
                 -----------------------------------------------------------------
  2,000,000      6.85%, 2/28/1996                                                       2,001,095
                 -----------------------------------------------------------------   ------------
                 Total                                                                 14,506,937
                 -----------------------------------------------------------------   ------------
              (A) FEDERAL HOME LOAN BANK, DISCOUNT NOTES--1.9%
                 -----------------------------------------------------------------
  3,000,000      5.96%, 1/16/1996                                                       2,977,153
                 -----------------------------------------------------------------
  3,000,000      6.06%, 12/26/1995                                                      2,987,375
                 -----------------------------------------------------------------
  3,000,000      6.06%, 12/21/1995                                                      2,989,900
                 -----------------------------------------------------------------   ------------
                 Total                                                                  8,954,428
                 -----------------------------------------------------------------   ------------
              (B) FEDERAL HOME LOAN BANK, FLOATING RATE NOTES--3.7%
                 -----------------------------------------------------------------
  2,000,000      5.66%, 12/1/1995                                                       1,998,784
                 -----------------------------------------------------------------
  7,000,000      5.72%, 12/1/1995                                                       6,995,481
                 -----------------------------------------------------------------
  8,000,000      5.74%, 12/1/1995                                                       7,998,777
                 -----------------------------------------------------------------   ------------
                 Total                                                                 16,993,042
                 -----------------------------------------------------------------   ------------
              (A) FEDERAL HOME LOAN MORTGAGE ASSOCIATION, DISCOUNT NOTES--6.5%
                 -----------------------------------------------------------------
 12,000,000      5.53%, 2/20/1996                                                      11,850,690
                 -----------------------------------------------------------------
  7,329,000      5.58%, 2/8/1996                                                        7,250,616
                 -----------------------------------------------------------------
 10,000,000      5.59%, 12/1/1995                                                      10,000,000
                 -----------------------------------------------------------------
  1,000,000      6.57%, 2/8/1996                                                          987,398
                 -----------------------------------------------------------------   ------------
                 Total                                                                 30,088,704
                 -----------------------------------------------------------------   ------------



GOVERNMENT CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
-----------      -----------------------------------------------------------------
SHORT-TERM OBLIGATIONS--CONTINUED
----------------------------------------------------------------------------------
              (A) FEDERAL NATIONAL MORTGAGE ASSOCIATION, NOTES--2.4%
                 -----------------------------------------------------------------
$ 3,400,000      5.41%, 12/6/1996                                                    $  3,394,594
                 -----------------------------------------------------------------
  3,200,000      5.60%, 11/1/1996                                                       3,195,447
                 -----------------------------------------------------------------
  3,000,000      5.63%, 6/28/1996                                                       2,998,541
                 -----------------------------------------------------------------
  1,600,000      5.91%, 8/19/1996                                                       1,603,251
                 -----------------------------------------------------------------   ------------
                 Total                                                                 11,191,833
                 -----------------------------------------------------------------   ------------
              (A) FEDERAL NATIONAL MORTGAGE ASSOCIATION, DISCOUNT NOTES--15.5%
                 -----------------------------------------------------------------
  5,000,000      5.42%, 4/4/1996                                                        4,905,903
                 -----------------------------------------------------------------
  4,000,000      5.45%, 3/26/1996                                                       3,929,755
                 -----------------------------------------------------------------
  3,000,000      5.48%, 4/11/1996                                                       2,939,720
                 -----------------------------------------------------------------
  3,000,000      5.50%, 4/5/1996                                                        2,942,250
                 -----------------------------------------------------------------
  7,000,000      5.50%, 3/7/1996                                                        6,896,264
                 -----------------------------------------------------------------
  5,500,000      5.51%, 4/15/1996                                                       5,385,514
                 -----------------------------------------------------------------
  4,000,000      5.52%, 2/6/1996                                                        3,958,907
                 -----------------------------------------------------------------
  4,000,000      5.53%, 2/9/1996                                                        3,956,989
                 -----------------------------------------------------------------
 14,780,000      5.55%, 12/27/1995                                                     14,720,844
                 -----------------------------------------------------------------
  7,000,000      5.56%, 12/28/1995                                                      6,970,810
                 -----------------------------------------------------------------
  4,500,000      5.63%, 4/12/1996                                                       4,406,401
                 -----------------------------------------------------------------
  1,700,000      5.64%, 4/12/1996                                                       1,664,578
                 -----------------------------------------------------------------
  5,000,000      5.81%, 9/27/1996                                                       4,998,766
                 -----------------------------------------------------------------
  4,000,000      6.06%, 12/29/1995                                                      3,981,147
                 -----------------------------------------------------------------   ------------
                 Total                                                                 71,657,848
                 -----------------------------------------------------------------   ------------
              (B) FEDERAL NATIONAL MORTGAGE ASSOCIATION, FLOATING RATE NOTES--3.7%
                 -----------------------------------------------------------------
  3,500,000      5.43%, 12/5/1995                                                       3,488,908
                 -----------------------------------------------------------------
  7,000,000      5.58%, 12/5/1995                                                       7,000,000
                 -----------------------------------------------------------------
  6,500,000      5.79%, 12/1/1995                                                       6,498,832
                 -----------------------------------------------------------------   ------------
                 Total                                                                 16,987,740
                 -----------------------------------------------------------------   ------------



GOVERNMENT CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
-----------      -----------------------------------------------------------------
SHORT-TERM OBLIGATIONS--CONTINUED
----------------------------------------------------------------------------------
                 STUDENT LOAN MORTGAGE ASSOCIATION, NOTE--0.4%
                 -----------------------------------------------------------------
$ 2,000,000      6.94%, 2/21/1996                                                    $  2,000,780
                 -----------------------------------------------------------------   ------------
              (B) STUDENT LOAN MORTGAGE ASSOCIATION, FLOATING RATES--4.0%
                 -----------------------------------------------------------------
  4,500,000      5.63%, 12/5/1995                                                       4,500,000
                 -----------------------------------------------------------------
  8,000,000      5.73%, 12/5/1995                                                       7,996,247
                 -----------------------------------------------------------------
  6,150,000      5.88%, 12/5/1995                                                       6,163,701
                 -----------------------------------------------------------------   ------------
                 Total                                                                 18,659,948
                 -----------------------------------------------------------------   ------------
              (A) UNITED STATES TREASURY BILLS--1.7%
                 -----------------------------------------------------------------
  2,500,000      5.27%, 6/27/1996                                                       2,423,512
                 -----------------------------------------------------------------
  3,000,000      5.30%, 5/16/1996                                                       2,926,242
                 -----------------------------------------------------------------
  2,600,000      5.45%, 5/30/1996                                                       2,528,756
                 -----------------------------------------------------------------   ------------
                 Total                                                                  7,878,510
                 -----------------------------------------------------------------   ------------
                 UNITED STATES TREASURY NOTES--2.4%
                 -----------------------------------------------------------------
  5,000,000      7.38%, 5/15/1996                                                       5,032,180
                 -----------------------------------------------------------------
  6,000,000      7.75%, 3/31/1996                                                       6,040,855
                 -----------------------------------------------------------------   ------------
                 Total                                                                 11,073,035
                 -----------------------------------------------------------------   ------------
                 TOTAL SHORT-TERM OBLIGATIONS                                        $214,971,809
                 -----------------------------------------------------------------   ------------
(C)REPURCHASE AGREEMENTS--54.5%
----------------------------------------------------------------------------------
 15,000,000      BT Securities Corp., 5.92%, dated 11/30/1995, due 12/1/1995           15,000,000
                 -----------------------------------------------------------------
  3,800,000      Barclays de Zoete Wedd Securities, Inc., 5.93%, dated 11/30/1995,
                 due 12/1/1995                                                          3,800,000
                 -----------------------------------------------------------------
 20,000,000      Deutsche Bank Government Securities, 5.95%, dated 11/30/1995, due
                 12/1/1995                                                             20,000,000
                 -----------------------------------------------------------------
 20,000,000      Fuji Securities, Inc., 5.95%, dated 11/30/1995, due 12/1/1995         20,000,000
                 -----------------------------------------------------------------
 60,000,000      Greenwich Capital Markets, Inc., 5.95%, dated 11/30/1995, due
                 12/1/1995                                                             60,000,000
                 -----------------------------------------------------------------
 20,000,000      HSBC Securities, Inc., 5.95%, dated 11/30/1995, due 12/1/1995         20,000,000
                 -----------------------------------------------------------------
 20,000,000      Morgan Stanley & Co., Inc., 5.93%, dated 11/30/1995, due
                 12/1/1995                                                             20,000,000
                 -----------------------------------------------------------------
 20,000,000      PaineWebber, Inc., 5.95%, dated 11/30/1995, due 12/1/1995             20,000,000
                 -----------------------------------------------------------------



GOVERNMENT CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                               VALUE
-----------      -----------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
----------------------------------------------------------------------------------
$20,000,000      Smith Barney Shearson, 5.94%, dated 11/30/1995, due 12/1/1995       $ 20,000,000
                 -----------------------------------------------------------------
 20,000,000      SBC Capital Markets, New York, 5.93%, dated 11/30/1995, due
                 12/1/1995                                                             20,000,000
                 -----------------------------------------------------------------
 20,000,000      UBS Securities, Inc., 5.94%, dated 11/30/1995, due 12/1/1995          20,000,000
                 -----------------------------------------------------------------
  5,000,000      (d)First Union Capital Markets Corp., 5.73%, dated 10/18/1995,
                 due 12/18/1995                                                         5,000,000
                 -----------------------------------------------------------------
  7,000,000      (d)Goldman, Sachs & Co., 5.70%, dated 10/18/1995, due 12/18/1995       7,000,000
                 -----------------------------------------------------------------
  2,000,000      (d)Goldman, Sachs & Co., 5.73%, dated 10/23/1995, due 12/26/1995       2,000,000
                 -----------------------------------------------------------------   ------------
                 TOTAL REPURCHASE AGREEMENTS                                          252,800,000
                 -----------------------------------------------------------------   ------------
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                            $467,771,809
                 -----------------------------------------------------------------   ------------


(a) Each issue shows the rate of discount at time of purchase.

(b) Denotes variable rate obligations which current rate and next reset date is shown.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($464,089,036) at November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


GOVERNMENT CASH SERIES
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Investments in repurchase agreements                                $252,800,000
-----------------------------------------------------------------
Investments in securities                                            214,971,809
-----------------------------------------------------------------   ------------
     Total investments, at amortized cost and value                                 $467,771,809
--------------------------------------------------------------------------------
Cash                                                                                     137,142
--------------------------------------------------------------------------------
Income receivable                                                                      1,246,346
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    469,155,297
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                   $  3,394,594
-----------------------------------------------------------------
Income distribution payable                                            1,450,423
-----------------------------------------------------------------
Accrued expenses                                                         221,244
-----------------------------------------------------------------   ------------
     Total liabilities                                                                 5,066,261
--------------------------------------------------------------------------------    ------------
NET ASSETS for 464,089,036 shares outstanding                                       $464,089,036
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
($464,089,036 / 464,089,036 shares outstanding)                                            $1.00
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


GOVERNMENT CASH SERIES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $14,763,922
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                  $1,239,652
---------------------------------------------------------------------
Administrative personnel and services fee                                   187,683
---------------------------------------------------------------------
Custodian fees                                                               78,099
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                    126,197
---------------------------------------------------------------------
Directors'/Trustees' fees                                                     2,928
---------------------------------------------------------------------
Auditing fees                                                                 6,771
---------------------------------------------------------------------
Legal fees                                                                    4,941
---------------------------------------------------------------------
Portfolio accounting fees                                                    49,090
---------------------------------------------------------------------
Distribution services fee                                                   867,757
---------------------------------------------------------------------
Shareholder services fee                                                    619,826
---------------------------------------------------------------------
Share registration costs                                                     12,444
---------------------------------------------------------------------
Printing and postage                                                         10,797
---------------------------------------------------------------------
Insurance premiums                                                            2,562
---------------------------------------------------------------------
Taxes                                                                        25,986
---------------------------------------------------------------------
Miscellaneous                                                                 5,490
---------------------------------------------------------------------    ----------
     Total expenses                                                       3,240,223
---------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------
  Waiver of investment advisory fee                        $ (154,976)
--------------------------------------------------------
  Waiver of distribution services fee                        (619,826)
--------------------------------------------------------   ----------
     Total waivers                                                         (774,802)
---------------------------------------------------------------------    ----------
          Net expenses                                                                   2,465,421
-----------------------------------------------------------------------------------    -----------
               Net investment income                                                   $12,298,501
-----------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


GOVERNMENT CASH SERIES

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED
                                                             (UNAUDITED)         YEAR ENDED
                                                          NOVEMBER 30, 1995     MAY 31, 1995
                                                          -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------
OPERATIONS--
-------------------------------------------------------
Net investment income                                      $    12,298,501     $    17,758,338
-------------------------------------------------------   -----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------
Distributions from net investment income                       (12,298,501)        (17,758,338)
-------------------------------------------------------   -----------------    ---------------
SHARE TRANSACTIONS--
-------------------------------------------------------
Proceeds from sale of shares                                 1,857,546,685       3,457,947,479
-------------------------------------------------------
Net asset value of shares issued to shareholders in
  payment of distributions declared                              8,345,395          13,027,588
-------------------------------------------------------
Cost of shares redeemed                                     (1,854,898,801)     (3,419,213,014)
-------------------------------------------------------   -----------------    ---------------
     Change in net assets resulting from share
     transactions                                               10,993,279          51,762,053
-------------------------------------------------------   -----------------    ---------------
          Change in net assets                                  10,993,279          51,762,053
-------------------------------------------------------
NET ASSETS:
-------------------------------------------------------
Beginning of period                                            453,095,757         401,333,704
-------------------------------------------------------   -----------------    ---------------
End of period                                              $   464,089,036     $   453,095,757
-------------------------------------------------------   -----------------    ---------------


(See Notes which are an integral part of the Financial Statements)


GOVERNMENT CASH SERIES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             SIX MONTHS
                               ENDED
                            (UNAUDITED)                              YEAR ENDED MAY 31,
                            NOVEMBER 30,    --------------------------------------------------------------------
                                1995          1995        1994        1993        1992        1991      1990(A)
                            ------------    --------    --------    --------    --------    --------    --------
NET ASSET VALUE,
BEGINNING OF PERIOD            $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
  Net investment income          0.03          0.04        0.02        0.03        0.04        0.07        0.06
-------------------------
LESS DISTRIBUTIONS
-------------------------
  Distributions from net
  investment income             (0.03)        (0.04)      (0.02)      (0.03)      (0.04)      (0.07)      (0.06)
-------------------------    --------        ------      ------      ------      ------      ------      ------
NET ASSET VALUE,
END OF PERIOD                  $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
-------------------------    --------        ------      ------      ------      ------      ------      ------
TOTAL RETURN(B)                  2.51%         4.43%       2.45%       2.54%       4.33%       6.80%       6.53%
-------------------------
RATIOS TO AVERAGE
NET ASSETS
-------------------------
  Expenses                       0.99%*        0.99%       0.99%       0.99%       0.98%       0.94%       0.73%*
-------------------------
  Net investment income          4.95%*        4.35%       2.41%       2.53%       4.25%       6.48%       7.74%*
-------------------------
  Expense waiver/
  reimbursement(c)               0.31%*        0.08%       0.09%       0.06%       0.06%       0.13%       0.32%*
-------------------------
SUPPLEMENTAL DATA
-------------------------
  Net assets, end of
  period (000 omitted)       $464,089       $453,096    $401,334    $400,231    $550,675    $631,718    $493,995
-------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from August 23, 1989 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GOVERNMENT CASH SERIES
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, (the "Act") as an open-end, management investment company. The Corporation consists of three diversified portfolios and one non-diversified portfolio (Municipal Cash Series). The financial statements included herein are only those of Government Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


GOVERNMENT CASH SERIES
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At November 30, 1995, there were 12,500,000,000 shares of $0.001 par value capital stock authorized. Capital paid-in aggregated $464,089,036. Transactions in capital stock were as follows:

                                                           SIX MONTHS ENDED       YEAR ENDED
                                                           NOVEMBER 30, 1995     MAY 31, 1995
--------------------------------------------------------   -----------------    --------------
Shares sold                                                   1,857,546,685      3,457,947,479
--------------------------------------------------------
Shares issued to shareholders in payment of
  distributions declared                                          8,345,395         13,027,588
--------------------------------------------------------
Shares redeemed                                              (1,854,898,801)    (3,419,213,014)
--------------------------------------------------------   ----------------     --------------
     Net change resulting from share transactions                10,993,279         51,762,053
--------------------------------------------------------   ----------------     --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to .35 of 1% of the average daily net assets of the shares, annually, to reimburse FSC. FSC may voluntarily choose to waive a portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.


GOVERNMENT CASH SERIES
--------------------------------------------------------------------------------

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

DIRECTORS                                 OFFICERS
-------------------------------------------------------------------------------
John F. Donahue                           John F. Donahue
Thomas G. Bigley                          Chairman
John T. Conroy, Jr.                       Richard B. Fisher
William J. Copeland                       President
J. Christopher Donahue                    J. Christopher Donahue
James E. Dowd                             Executive Vice President
Lawrence D. Ellis, M.D.                   Edward C. Gonzales
Edward L. Flaherty, Jr.                   Executive Vice President
Peter E. Madden                           John W. McGonigle
Gregor F. Meyer                           Executive Vice President and Secretary
Wesley W. Posvar                          David M. Taylor
Marjorie P. Smuts                         Treasurer
                                          Charles H. Field
                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.


                                             -----------------------------------

                                             -----------------------------------
                                                                      GOVERNMENT

                                             -----------------------------------
                                                                            CASH

                                             -----------------------------------
                                                                           TRUST

                                             -----------------------------------

                                             -----------------------------------
                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               NOVEMBER 30, 1995
      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PA 15222-3779

      CUSIP 147551204
      0122604 (1/96)

                                             -----------------------------------

                                             -----------------------------------

                                             -----------------------------------

                                             -----------------------------------

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Municipal Cash Series, which covers the six-month period ended November 30, 1995. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.
During the reporting period, Municipal Cash Series helped its shareholders earn a total of $0.02 in tax-free dividends per share on their ready cash. In addition to tax-free income, the fund also offers the important advantages of daily liquidity and stability of principal.* By the end of the reporting period, shareholders had invested a total of $482.7 million in the fund's diversified portfolio of tax-free securities issued by municipalities nationwide.

Thank you for choosing Municipal Cash Series as a convenient way to put your cash to work pursuing tax-free income. Please contact your investment representative if you have any questions about the fund.

Sincerely,

LOGO
Richard B. Fisher
President
January 15, 1996

* Income may be subject to the federal alternative minimum tax and state and local taxes. Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. Investments in mutual funds are neither insured nor guaranteed by the U.S. government.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Municipal Cash Series invests in high quality, short-term tax-exempt debt securities and seeks to maintain a constant net asset value of $1.00 per share. For the six-month reporting period ended November 30, 1995, the fund paid shareholders a total return of 1.56%.* This is equivalent to a taxable money market fund return of 2.58% for an investor in the highest federal tax bracket of 39.6%. The seven-day net yield for the six-month period ended November 30, 1995, was 3.12%.*

During the reporting period, there was a change in the course of monetary policy by the Federal Reserve Board ("the Fed"). On July 6, 1995, the Fed lowered the federal funds target rate, a practice known as "easing," by 25 basis points from 6.00% to 5.75%. This easing came on the heels of seven consecutive tightenings from February, 1994 to February, 1995, which brought the fed funds target rate from 3.00% to 6.00%. In easing, the Fed cited receding inflationary pressures as the reason for the cut, although weak economic growth in the first and second quarters was also thought to have an influence. The Fed then held monetary policy steady until shortly after the end of the reporting period at its Open Market Committee Meeting. At the December 19, 1995, meeting, the Fed voted to ease monetary policy slightly by reducing the federal funds target rate an additional 25 basis points to 5.50%. The Fed again cited a better-than-expected outlook for inflation as the driving force behind the move.

As a result of both anticipation that the Fed would lower interest rates and a gradually eroding economic outlook, money market rates declined from May, 1995 through the end of November, 1995. Municipal money market rates were also affected by seasonal supply and demand imbalances throughout the reporting period. The yield on one-year Treasury bills declined from 5.92% in May, 1995 to a period low of 5.40% in November, 1995. Short-term municipal note rates declined as well, but to a lesser degree. Yield levels on the Bond Buyer Index, a proxy for one-year municipal notes offered in the marketplace, declined from 3.85% in May, 1995 to 3.60% in November, 1995.**

Over the reporting period, the market was also influenced by the ongoing budget negotiations in Washington, D.C. The Treasury auction schedule was disrupted in late October and early November as the debt ceiling was temporarily reached. Currently, the federal government is experiencing its second partial shutdown since the negotiations began, as Congress and the White House appear to have reached an impasse. Nevertheless, expectations of a positive outcome toward credible deficit reduction resulting from the talks have been priced into the market.

In this interest rate environment, the fund has been managed with a 50- to 55-day average maturity target range, a moderately bullish stance in anticipation of further eases by the Fed. Looking ahead to the first half of 1996, it seems likely that the Fed will seek additional cuts in the federal funds target rate if the economic data remain soft and inflation is restrained. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term municipal market.

 * Performance quoted represents past performance and is not indicative of future results. Yield will vary.

** The Bond Buyer Index measures municipal bond yields.


MUNICIPAL CASH SERIES

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                   RATING*       VALUE
-----------     --------------------------------------------------------   --------   ------------
SHORT-TERM MUNICIPAL SECURITIES--101.2%
------------------------------------------------------------------------
                ALABAMA--2.5%
                --------------------------------------------------------
$   485,000     Hoover, AL IDA Weekly VRDNs (Bud's Best Cookies, Inc.)/
                (SouthTrust Bank of Alabama, Birmingham LOC)                 P-1      $    485,000
                --------------------------------------------------------
  4,600,000     Mobile, AL IDB, (1994 Series A), 4.05% TOBs
                (International Paper Co.), Mandatory Tender 12/1/1995        A-2         4,600,000
                --------------------------------------------------------
  5,725,000     Mobile, AL IDB, IDRB (Series 1989) Weekly VRDNs (Newark
                Group Industries, Inc.)/(First Fidelity Bank, NA, New
                Jersey LOC)                                                 VMIG1        5,725,000
                --------------------------------------------------------
    345,000     Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell
                Manufacturing)/(SouthTrust Bank of Alabama, Birmingham
                LOC)                                                         P-1           345,000
                --------------------------------------------------------
    370,000     Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell
                Manufacturing)/(SouthTrust Bank of Alabama, Birmingham
                LOC)                                                         P-1           370,000
                --------------------------------------------------------
    325,000     Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell
                Manufacturing)/(SouthTrust Bank of Alabama, Birmingham
                LOC)                                                         P-1           325,000
                --------------------------------------------------------
    395,000     Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell
                Manufacturing)/(SouthTrust Bank of Alabama, Birmingham
                LOC)                                                         P-1           395,000
                --------------------------------------------------------              ------------
                Total                                                                   12,245,000
                --------------------------------------------------------              ------------
                ARKANSAS--4.7%
                --------------------------------------------------------
  3,000,000     Hope, AR , Solid Waste Disposal Revenue Bonds (Series
                1994), 3.90% CP (Temple-Inland Forest Products
                Corporation Project)/(Temple-Inland, Inc. GTD),
                Mandatory Tender 2/27/1996                                   P-1         3,000,000
                --------------------------------------------------------



MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                   RATING*       VALUE
-----------     --------------------------------------------------------   --------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                ARKANSAS--CONTINUED
                --------------------------------------------------------
$ 3,000,000     Hope, AR , Solid Waste Disposal Revenue Bonds (Series
                1994), 4.05% CP (Temple-Inland Forest Products
                Corporation Project)/(Temple-Inland, Inc. GTD),
                Mandatory Tender 12/14/1995                                  P-1      $  3,000,000
                --------------------------------------------------------
  1,000,000     Sheridan, AR IDA, (Series B) Weekly VRDNs (H.H.
                Robertson Co.)/(PNC Bank, N.A. LOC)                          P-1         1,000,000
                --------------------------------------------------------
  7,500,000     Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs
                (La-Z Boy Chair Co.)/(NBD Bank, N.A., Detroit, MI LOC)       P-1         7,500,000
                --------------------------------------------------------
  8,000,000     Springdale, AR, IDA Weekly VRDNs (Newlywed Food)/
                (Mellon Bank NA, Pittsburgh LOC)                            VMIG1        8,000,000
                --------------------------------------------------------              ------------
                Total                                                                   22,500,000
                --------------------------------------------------------              ------------
                CALIFORNIA--2.5%
                --------------------------------------------------------
  5,000,000     California HFA, Home Mortgage Revenue Bonds (1995 Series
                E), 4.60% TOBs (FGIC INS), Mandatory Tender 2/1/1996         A-1+        5,000,000
                --------------------------------------------------------
  2,520,000     Los Angeles County, CA Housing Authority, Single Family
                Mortgage Revenues, 4.50% TOBs (GNMA COL)/(Meridian Bank,
                Reading, PA LIQ), Optional Tender 6/1/1996                  NR(1)        2,520,000
                --------------------------------------------------------
  4,500,000     Pomona, CA, 4.70% TRANs, 6/28/1996                          SP-1+        4,509,897
                --------------------------------------------------------              ------------
                Total                                                                   12,029,897
                --------------------------------------------------------              ------------
                COLORADO--1.0%
                --------------------------------------------------------
  4,750,000     Adams County, CO IDB, (Series 1993) Weekly VRDNs (Bace
                Manufacturing, Inc.)/(Norwest Bank Minnesota,
                Minneapolis LOC)                                             A-1+        4,750,000
                --------------------------------------------------------              ------------
                DELAWARE--1.5%
                --------------------------------------------------------
  7,400,000     Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/
                (Rabobank Nederland, Utrecht LOC)                            P-1         7,400,000
                --------------------------------------------------------              ------------



MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                   RATING*       VALUE
-----------     --------------------------------------------------------   --------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                FLORIDA--0.1%
                --------------------------------------------------------
$   400,000     Hillsborough County, FL IDA, (Series 1992) Weekly VRDNs
                (SIFCO Turbine Component Service)/(National City Bank,
                Cleveland, OH LOC)                                           P-1      $    400,000
                --------------------------------------------------------
    100,000     Jacksonville, FL Weekly VRDNs (Metal Sales)/(National
                City Bank, Kentucky LOC)                                     P-1           100,000
                --------------------------------------------------------              ------------
                Total                                                                      500,000
                --------------------------------------------------------              ------------
                GEORGIA--6.6%
                --------------------------------------------------------
    500,000     Columbus, GA IDA Industrial & Port Development
                Commission, (Series 1992) Weekly VRDNs (Maine Street
                Village Partnership)/(Columbus Bank and Trust Co., GA
                LOC)                                                         A-1           500,000
                --------------------------------------------------------
  8,240,000     Franklin County, GA Industrial Building Authority,
                (Series 1995) Weekly VRDNs (Bosal Industries, Inc.)/(ABN
                AMRO Bank N.V., Amsterdam LOC)                               A-1+        8,240,000
                --------------------------------------------------------
  7,550,000     Georgia State HFA, (Series 1990C), 4.05% TOBs (First
                National Bank of Chicago LIQ), Optional Tender 12/1/1995    NR(2)        7,550,000
                --------------------------------------------------------
  3,800,000     Gwinnett County, GA IDA Daily VRDNs (Volvo)/(Union Bank
                of Switzerland, Zurich LOC)                                  P-1         3,800,000
                --------------------------------------------------------
  4,000,000     Richmond County, GA Development Authority, Solid Waste
                Disposal Revenue Bonds, (Series 1995) Weekly VRDNs
                (Federal Paper Board Co., Inc.)/(Wachovia Bank of
                Georgia NA, Atlanta LOC)                                     A-1+        4,000,000
                --------------------------------------------------------
  8,000,000     Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home
                Depot, Inc.)                                                 A-1         8,000,000
                --------------------------------------------------------              ------------
                Total                                                                   32,090,000
                --------------------------------------------------------              ------------
                IDAHO--0.3%
                --------------------------------------------------------
  1,340,000     Idaho Housing Agency, (Series 1988C), 4.25% TOBs,
                (Meridian Bank, Reading, PA) Optional Tender 1/1/1996       NR(2)        1,340,000
                --------------------------------------------------------              ------------



MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                   RATING*       VALUE
-----------     --------------------------------------------------------   --------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                ILLINOIS--1.8%
                --------------------------------------------------------
$ 3,700,000     Chicago, IL, Gas Supply Revenue Bonds (1993 Series B),
                3.85% TOBs (Peoples Gas Light & Coke Company), Optional
                Tender 12/1/1996                                            VMIG1     $  3,700,000
                --------------------------------------------------------
  3,700,000     Chicago, IL, Gas Supply Revenue Bonds (1993 Series B),
                4.95% TOBs (Peoples Gas Light & Coke Company), Optional
                Tender 12/1/1995                                            VMIG1        3,700,000
                --------------------------------------------------------
  1,200,000     Illinois Development Finance Authority Weekly VRDNs
                (Technisand, Inc.)/(National City Bank, Cleveland, OH
                LOC)                                                         P-1         1,200,000
                --------------------------------------------------------              ------------
                Total                                                                    8,600,000
                --------------------------------------------------------              ------------
                INDIANA--6.1%
                --------------------------------------------------------
  1,595,000     Avilla, IN, IDR Weekly VRDNs (Group Dekko
                International)/(Bank One, Indianapolis, IN LOC)              P-1         1,595,000
                --------------------------------------------------------
  2,275,000     Crown Point, IN, IDA Weekly VRDNs (D & M
                Manufacturing)/(National City Bank, Kentucky LOC)            P-1         2,275,000
                --------------------------------------------------------
  2,600,000     Franklin, IN, Adjustable Rate Economic Development
                Revenue Refunding Bonds (Series 1994) Weekly VRDNs
                (Pedcor Investments L.P.)/(Federal Home Loan Bank of
                Indianapolis LOC)                                           VMIG1        2,600,000
                --------------------------------------------------------
  2,735,000     Huntingburg, IN, (Series 1994) Weekly VRDNs (DMI
                Furniture, Inc.)/(Bank One, Indianapolis, IN LOC)            P-1         2,735,000
                --------------------------------------------------------
  2,850,000     Huntingburg, IN, Adjustable Rate EDRB (Series 1993)
                Weekly VRDNs (DMI Furniture, Inc.)/(Bank One,
                Indianapolis, IN LOC)                                        P-1         2,850,000
                --------------------------------------------------------
    700,000     Indiana Economic Development Commission, (Series 1989)
                Weekly VRDNs (O'Neal Steel, Inc.)/(SouthTrust Bank of
                Alabama, Birmingham LOC)                                     P-1           700,000
                --------------------------------------------------------
  4,885,000     Indiana State HFA, Single Family Mortgage Revenue Bonds
                (Series 1995 D-2), 3.95% TOBs (FGIC GIC), Mandatory
                Tender 11/1/1996                                            VMIG1        4,885,000
                --------------------------------------------------------



MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                   RATING*       VALUE
-----------     --------------------------------------------------------   --------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                INDIANA--CONTINUED
                --------------------------------------------------------
$ 2,915,000     Indianapolis, IN, (Series 1991) Weekly VRDNs (Cantor &
                Coleman II Project)/(Bank One, Indianapolis, IN LOC)         P-1      $  2,915,000
                --------------------------------------------------------
  2,145,000     Lebanon, IN IDA, (Series 1991) Weekly VRDNs (White
                Castle System)/(Bank One, Columbus, N.A. LOC)                A-1+        2,145,000
                --------------------------------------------------------
  3,000,000     Tippecanoe County, IN Economic Development Revenue
                Weekly VRDNs (Lafayette Venetian Blind)/(PNC Bank, Ohio,
                N.A. LOC)                                                    P-1         3,000,000
                --------------------------------------------------------
  3,780,000     Westfield, IN, IDR, (Series 1994) Weekly VRDNs (Standard
                Locknut & Lockwasher, Inc.)/(Bank One, Indianapolis, IN
                LOC)                                                         P-1         3,780,000
                --------------------------------------------------------              ------------
                Total                                                                   29,480,000
                --------------------------------------------------------              ------------
                IOWA--0.5%
                --------------------------------------------------------
  2,330,000     Iowa Finance Authority, Variable Rate Demand IDRB Weekly
                VRDNs (V-T Industries, Inc. Project)/(Norwest Bank
                Minnesota, Minneapolis LOC)                                  P-1         2,330,000
                --------------------------------------------------------              ------------
                KENTUCKY--7.7%
                --------------------------------------------------------
  1,180,000     Caldwell County, KY, (Series 1990) Weekly VRDNs
                (Thompson Steel Pipe)/(Corestates Bank N.A.,
                Philadelphia, PA LOC)                                        A-1+        1,180,000
                --------------------------------------------------------
  3,945,000     Glasgow, KY, (Series 1994) Weekly VRDNs (Ply Tech
                Corp.)/(Liberty National Bank & Trust Co. LOC)               P-1         3,945,000
                --------------------------------------------------------
  1,800,000     Jefferson County, KY Weekly VRDNs (Gateway Press, Inc.)/
                (PNC Bank, Kentucky LOC)                                     P-1         1,800,000
                --------------------------------------------------------
  2,040,000     Jefferson County, KY, IDR (Series 1991) Weekly VRDNs
                (Findley Adhesives)/(Bank One, Columbus, N.A. LOC)           P-1         2,040,000
                --------------------------------------------------------
  2,000,000     Jefferson County, KY, IDR Weekly VRDNs (O'Neal Steel,
                Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)           P-1         2,000,000
                --------------------------------------------------------



MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                   RATING*       VALUE
-----------     --------------------------------------------------------   --------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                KENTUCKY--CONTINUED
                --------------------------------------------------------
$18,000,000     Kentucky Pollution Abatement & Water Resource Finance
                Authority Daily VRDNs (Toyota Motor Credit Corp.)            A-1+     $ 18,000,000
                --------------------------------------------------------
  2,000,000     Kentucky Rural EDA, (Series 1990) Weekly VRDNs (Thompson
                Steel Pipe)/(NBD Bank, N.A., Detroit, MI LOC)                A-1+        2,000,000
                --------------------------------------------------------
  6,000,000     Scottsville, KY, 4.15% TOBs (Sumitomo Electric Wiring
                Systems)/(Sumitomo Bank Ltd., Osaka LOC), Optional
                Tender 5/1/1996                                              A-1         6,000,000
                --------------------------------------------------------              ------------
                Total                                                                   36,965,000
                --------------------------------------------------------              ------------
                MARYLAND--4.0%
                --------------------------------------------------------
  2,860,000     Anne Arundel County, MD, EDRB (Series 1988), 3.85% CP
                (Baltimore Gas & Electric Co.), Mandatory Tender
                2/12/1996                                                    A-1         2,860,000
                --------------------------------------------------------
  1,645,000     Baltimore, MD, (Series 1988) Weekly VRDNs (Cherill
                Associated Facility)/(Nationsbank of Maryland, N.A. LOC)     P-1         1,645,000
                --------------------------------------------------------
  2,800,000     Maryland State Community Development Administration,
                (Series 1990B) Weekly VRDNs (Cherry Hill Apartment
                Ltd.)/(Nationsbank of Maryland, N.A. LOC)                    P-1         2,800,000
                --------------------------------------------------------
  3,000,000     Maryland State Energy Financing Administration, IDRB
                (Series 1988) Weekly VRDNs (Morningstar Foods, Inc.)/
                (Nationsbank of Texas, N.A. LOC)                             P-1         3,000,000
                --------------------------------------------------------
  5,000,000     Montgomery County, MD Housing Opportunities Commission,
                Multifamily Housing Revenue Bonds (1995 Series B), 3.90%
                BANs, 11/14/1996                                             MIG1        5,000,000
                --------------------------------------------------------
  4,000,000     Wicomico County, MD, EDRB (Series 1994) Weekly VRDNs
                (Field Container Co. L.P.)/(Northern Trust Co., Chicago,
                IL LOC)                                                      A-1+        4,000,000
                --------------------------------------------------------              ------------
                Total                                                                   19,305,000
                --------------------------------------------------------              ------------
                MASSACHUSETTS--3.0%
                --------------------------------------------------------
  4,000,000     Attleboro, MA, (Lot A), 4.10% BANs, 12/14/1995              NR(4)        4,000,140
                --------------------------------------------------------
  6,475,000     Attleboro, MA, 4.10% BANs, 12/14/1995                       NR(4)        6,475,210
                --------------------------------------------------------



MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                   RATING*       VALUE
-----------     --------------------------------------------------------   --------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                MASSACHUSETTS--CONTINUED
                --------------------------------------------------------
$ 3,900,000     Springfield, MA, 4.50% BANs (Fleet National Bank,
                Providence, R.I. LOC), 2/9/1996                              P-1      $  3,904,386
                --------------------------------------------------------              ------------
                Total                                                                   14,379,736
                --------------------------------------------------------              ------------
                MICHIGAN--3.9%
                --------------------------------------------------------
    600,000     Bedford Township, MI Economic Development Corp., EDRB
                (Series 1985) Weekly VRDNs (Form-Tech Steel Inc.
                Project)/(Society National Bank, Cleveland, OH LOC)          P-1           600,000
                --------------------------------------------------------
  2,000,000     Michigan State Housing Development Authority, Series
                1990 B CR-71, 3.90% TOBs, Optional Tender 12/1/1995         NR(2)        2,000,000
                --------------------------------------------------------
  6,215,000     Michigan State, Strategic Fund (Series 1991) Weekly
                VRDNs (AGA Gas, Inc.)/(Svenska Handelsbanken, Inc. LOC)      P-1         6,215,000
                --------------------------------------------------------
  2,000,000     Michigan State, Strategic Fund Variable Rate Demand
                Limited Obligation Revenue Bonds (Series 1994) Weekly
                VRDNs (Tesco Engineering)/(Bank of Tokyo Ltd., Tokyo
                LOC)                                                        VMIG1        2,000,000
                --------------------------------------------------------
  4,300,000     Michigan State, Strategic Fund Weekly VRDNs (Tesco
                Engineering)/(Bank of Tokyo Ltd., Tokyo LOC)                VMIG1        4,300,000
                --------------------------------------------------------
    470,000     Michigan Strategic Fund, (Series 1995) Weekly VRDNs
                (Rood Industries, Inc. Project)/(NBD Bank, N.A.,
                Detroit, MI LOC)                                             A-1+          470,000
                --------------------------------------------------------
    475,000     Michigan Strategic Fund, Limited Obligation Revenue
                Bonds (series 1995) Weekly VRDNs (RSR Project)/(Old Kent
                Bank & Trust Co., Grand Rapids LOC)                          A-1           475,000
                --------------------------------------------------------
    500,000     Michigan Strategic Fund, Obligation Revenue Bonds
                (Series 1995) Weekly VRDNs (Rowe Thomas Company
                Project)/(Comerica Bank, Detroit, MI LOC)                    P-1           500,000
                --------------------------------------------------------
  2,500,000     Michigan Strategic Fund, Variable Rate Demand Limited
                Obligation Revenue Bonds (Series 1995) Weekly VRDNs
                (Bear Lake Associates Project)/(Old Kent Bank & Trust
                Co., Grand Rapids LOC)                                       P-1         2,500,000
                --------------------------------------------------------              ------------
                Total                                                                   19,060,000
                --------------------------------------------------------              ------------



MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                   RATING*       VALUE
-----------     --------------------------------------------------------   --------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                MINNESOTA--2.0%
                --------------------------------------------------------
$ 5,715,000     Byron, MN IDB Weekly VRDNs (Schmidt Printing)/ (Norwest
                Bank Minnesota, Minneapolis LOC)                             A-1+     $  5,715,000
                --------------------------------------------------------
    700,000     Minnesota State Higher Education Coordinating Board,
                (Series 1992A) Weekly VRDNs (First Bank NA, Minneapolis
                LIQ)                                                        VMIG1          700,000
                --------------------------------------------------------
    895,000     Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Norwest Bank
                Minnesota, Minneapolis LOC)                                  P-1           895,000
                --------------------------------------------------------
  2,420,000     St. Paul, MN Port Authority Weekly VRDNs (H.M. Smyth
                Co., Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)         A-1+        2,420,000
                --------------------------------------------------------              ------------
                Total                                                                    9,730,000
                --------------------------------------------------------              ------------
                MISSISSIPPI--2.6%
                --------------------------------------------------------
  2,000,000     Mississippi Business Finance Corp. Weekly VRDNs (O'Neal
                Steel, Inc.)/(SouthTrust Bank of Alabama, Birmingham
                LOC)                                                         P-1         2,000,000
                --------------------------------------------------------
  5,000,000     Mississippi Business Finance Corp., (Series 1995) Weekly
                VRDNs (Mississippi Baking Company L.L.C. Project)/(First
                National Bank of Maryland, Baltimore LOC)                    P-1         5,000,000
                --------------------------------------------------------
  2,925,000     Mississippi Business Finance Corp., IDRB (Series 1994)
                Weekly VRDNs (Flexsteel Industries, Inc.)/(Norwest Bank
                Minnesota, Minneapolis LOC)                                  A-1+        2,925,000
                --------------------------------------------------------
  2,700,000     Olive Branch, MS, (Series 1986) Weekly VRDNs (First
                Union National Bank, Charlotte, N.C.)/(First Union
                National Bank, Charlotte, N.C. LOC)                         VMIG1        2,700,000
                --------------------------------------------------------              ------------
                Total                                                                   12,625,000
                --------------------------------------------------------              ------------
                MISSOURI--1.0%
                --------------------------------------------------------
  1,050,000     Missouri Export & Infrastructure Board Weekly VRDNs
                (Ex-L-Tube, Inc.)/(Norwest Bank Minnesota, Minneapolis
                LOC)                                                         P-1         1,050,000
                --------------------------------------------------------



MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                   RATING*       VALUE
-----------     --------------------------------------------------------   --------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                MISSOURI--CONTINUED
                --------------------------------------------------------
$ 4,000,000     Missouri State Housing Development Community Meeting,
                Single Family Mortgage Revenue Bonds (Series 1995 D),
                4.20% TOBs (FGIC GIC), Mandatory Tender 11/1/1996            A-1+     $  4,000,000
                --------------------------------------------------------              ------------
                Total                                                                    5,050,000
                --------------------------------------------------------              ------------
                MONTANA--1.0%
                --------------------------------------------------------
  4,970,000     Montana State Board of Housing, Single Family Mortgage
                (Series 1990-C), 4.375% TOBs (FHA INS)/(Meridian Bank,
                Reading, PA LIQ), Optional Tender 12/1/1995                 NR(1)        4,970,000
                --------------------------------------------------------              ------------
                NEBRASKA--1.2%
                --------------------------------------------------------
  5,600,000     Douglas County, NE, (Series 1991) Weekly VRDNs (Malhove,
                Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)              A-1+        5,600,000
                --------------------------------------------------------              ------------
                NEVADA--3.7%
                --------------------------------------------------------
  8,000,000     Clark County, NV, Industrial Development Refunding
                Revenue Bonds (Series 1995B) Weekly VRDNs (Nevada Power
                Co.)/(Societe Generale, Paris LOC)                           A-1+        8,000,000
                --------------------------------------------------------
 10,000,000     Clark County, NV, Industrial Development Revenue Bonds
                (Series 1995A) Weekly VRDNs (Nevada Power Co.)/(Barclays
                Bank PLC, London LOC)                                        A-1+       10,000,000
                --------------------------------------------------------              ------------
                Total                                                                   18,000,000
                --------------------------------------------------------              ------------
                NEW HAMPSHIRE--5.8%
                --------------------------------------------------------
  8,000,000     New Hampshire Business Finance Authority, PCR Bonds
                (Series A), 4.00% CP (New England Power Co.), Mandatory
                Tender 1/11/1996                                             P-1         8,000,000
                --------------------------------------------------------
  7,000,000     New Hampshire Business Finance Authority, PCR Bonds
                (Series A), 4.00% CP (New England Power Co.), Mandatory
                Tender 2/13/1996                                             A-1         7,000,000
                --------------------------------------------------------
  6,750,000     New Hampshire Business Finance Authority, PCR Bonds
                (Series A), 4.05% CP (New England Power Co.), Mandatory
                Tender 1/26/1996                                             A-1         6,750,000
                --------------------------------------------------------



MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                   RATING*       VALUE
-----------     --------------------------------------------------------   --------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                NEW HAMPSHIRE--CONTINUED
                --------------------------------------------------------
$ 4,010,000     New Hampshire State IDA, (Series 1991), 4.05% TOBs
                (International Paper Co.), Optional Tender 10/15/1996        P-2      $  4,005,990
                --------------------------------------------------------
  2,000,000     Portsmouth, N.H., 4.48% TANs, 12/29/1995                    NR(3)        2,000,344
                --------------------------------------------------------              ------------
                Total                                                                   27,756,334
                --------------------------------------------------------              ------------
                NEW JERSEY--0.4%
                --------------------------------------------------------
  2,000,000     New Jersey Housing & Mortgage Financing Authority,
                (Series 1989-D), 4.00% TOBs (MBIA Insurance Corporation
                INS)/(Citibank NA, New York LIQ), Optional Tender
                4/1/1996                                                    NR(1)        2,000,000
                --------------------------------------------------------              ------------
                NEW MEXICO--1.6%
                --------------------------------------------------------
  4,400,000 (a) New Mexico Educational Assistance Foundation, Student
                Loan Revenue Bonds (Series 1992-B) PT-67 Weekly VRDNs
                (AMBAC INS)/(Credit Suisse, Zurich LIQ)                     VMIG1        4,400,000
                --------------------------------------------------------
  3,300,000     Santa Fe, NM, Single Family Mortgage Revenue Bonds
                (Series 1995B), 4.00% TOBs (FGIC GIC), Mandatory Tender
                11/15/1996                                                  VMIG1        3,300,000
                --------------------------------------------------------              ------------
                Total                                                                    7,700,000
                --------------------------------------------------------              ------------
                NEW YORK--6.1%
                --------------------------------------------------------
  7,000,000     Brentwood Union Free School District, NY, 4.375% TANs,
                6/28/1996                                                   NR(4)        7,010,582
                --------------------------------------------------------
  4,000,000     Longwood Central School District, NY, 4.50% TANs,
                6/26/1996                                                   NR(3)        4,009,833
                --------------------------------------------------------
 12,000,000     New York City Housing Development Corp., Multi-Family
                Mortgage Revenue Bonds (1995 Series A-1) Weekly VRDNs
                (400 West 59th Street Development)/(Bayerische
                Hypotheken-Und Wechsel-Bank Ag LOC)                          A-1        12,000,000
                --------------------------------------------------------



MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                   RATING*       VALUE
-----------     --------------------------------------------------------   --------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                NEW YORK--CONTINUED
                --------------------------------------------------------
$ 6,300,000     Niagara County, NY IDA, Solid Waste Disposal Facility
                Revenue Bonds (Series 1994B), 4.00% CP (American Ref-
                Fuel Company)/(Air Products & Chemicals, Inc. and
                Browning-Ferris Industries, Inc. GTDs), Mandatory Tender
                12/8/1995                                                    A-1      $  6,300,000
                --------------------------------------------------------              ------------
                Total                                                                   29,320,415
                --------------------------------------------------------              ------------
                NORTH CAROLINA--2.9%
                --------------------------------------------------------
  1,825,000     Guilford County, NC Industrial Facilities & PCFA,
                (Series 1989) Weekly VRDNs (Culp, Inc.)/(Wachovia Bank
                of NC, NA, Winston-Salem LOC)                                P-1         1,825,000
                --------------------------------------------------------
  3,500,000     New Hanover County, NC PCFA Weekly VRDNs (Efson,
                Inc.)/(Branch Banking & Trust Co, Wilson LOC)                P-1         3,500,000
                --------------------------------------------------------
  1,040,000     Orange County, NC Industrial Facilities & Pollution
                Control Financing Authority Weekly VRDNs (Mebane
                Packaging Corp)/(First Union National Bank, Charlotte,
                N.C. LOC)                                                    A-1+        1,040,000
                --------------------------------------------------------
  2,400,000     Rutherford County, NC, Industrial Facilities Pollution
                Control Financing Authority Weekly VRDNs (Spring-Ford
                Knitting Co.)/(Branch Banking & Trust Co, Wilson LOC)        P-1         2,400,000
                --------------------------------------------------------
  5,100,000     Wilson County, NC PCA, (Series 1994) Weekly VRDNs
                (Granutec, Inc.)/(Branch Banking & Trust Co, Wilson LOC)     P-1         5,100,000
                --------------------------------------------------------              ------------
                Total                                                                   13,865,000
                --------------------------------------------------------              ------------
                OHIO--0.1%
                --------------------------------------------------------
    400,000     Defiance County, OH, IDR Weekly VRDNs (Dietrich
                Industries, Inc.)/(PNC Bank, N.A. LOC)                       A-1           400,000
                --------------------------------------------------------              ------------
                OKLAHOMA--3.9%
                --------------------------------------------------------
  2,300,000     Adair County, OK IDA, (Series B) Weekly VRDNs (Baldor
                Electric Co.)/(Wachovia Bank of NC, NA, Winston-Salem
                LOC)                                                         P-1         2,300,000
                --------------------------------------------------------
  3,000,000     Broken Arrow, OK EDA Weekly VRDNs (Blue Bell
                Creameries)/(Banque Nationale de Paris LOC)                 VMIG1        3,000,000
                --------------------------------------------------------



MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                   RATING*       VALUE
-----------     --------------------------------------------------------   --------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                OKLAHOMA--CONTINUED
                --------------------------------------------------------
$ 5,500,000     Oklahoma Development Finance Authority, 4.00% TOBs
                (Simmons Poultry Farms)/(Rabobank Nederland, Utrecht
                LOC), Mandatory Tender 2/1/1996                              P-1      $  5,500,000
                --------------------------------------------------------
  8,000,000     Southeastern Oklahoma Industries Authority Weekly VRDNs
                (Weyerhaeuser Co.)                                           A-1         8,000,000
                --------------------------------------------------------              ------------
                Total                                                                   18,800,000
                --------------------------------------------------------              ------------
                PENNSYLVANIA--7.5%
                --------------------------------------------------------
  3,000,000     Carbon County, PA IDA, Resource Recovery Revenue Bonds,
                (Series B), 3.90% CP (Panther Creek)/(National
                Westminster Bank, PLC, London LOC), Mandatory Tender
                1/24/1996                                                    A-1+        3,000,000
                --------------------------------------------------------
  2,375,000     Pennsylvania Education Development Authority Weekly
                VRDNs (Stone and Lime Co.)/(PNC Bank, N.A. LOC)              P-1         2,375,000
                --------------------------------------------------------
    700,000     Pennsylvania Education Development Authority Weekly
                VRDNs (Tamaqua Cable Company)/(PNC Bank, N.A. LOC)           P-1           700,000
                --------------------------------------------------------
  1,000,000     Pennsylvania Education Development Authority, (1995
                Series D2) Weekly VRDNs (ARCO Enterprises, Inc./ Ronald
                L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC)                A-1         1,000,000
                --------------------------------------------------------
  1,500,000     Pennsylvania Education Development Authority, (1995
                Series D9) Weekly VRDNs (North American Communications,
                Inc. Project)/(PNC Bank, N.A. LOC)                           A-1         1,500,000
                --------------------------------------------------------
  5,500,000     Philadelphia, PA IDA, 4.25% TOBs (Suite Hotel)/(First
                National Bank of Boston, MA LOC), Optional Tender
                6/1/1996                                                     P-1         5,500,000
                --------------------------------------------------------
  5,500,000     Philadelphia, PA IDA, Commercial Development Revenue
                Bonds (Series A), 4.00% TOBs (Economy Inn)/(First
                National Bank of Boston, MA LOC), Optional Tender
                7/1/1996                                                     P-1         5,500,000
                --------------------------------------------------------
  5,850,000     Venango, PA IDA, (Series A), 3.90% CP (Scrubgrass Power
                Corp.)/(National Westminster Bank, PLC, London LOC),
                Mandatory Tender 12/13/1995                                  A-1+        5,850,000
                --------------------------------------------------------



MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                   RATING*       VALUE
-----------     --------------------------------------------------------   --------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                PENNSYLVANIA--CONTINUED
                --------------------------------------------------------
$10,700,000     Washington County, PA IDA, Solid Waste Disposal Revenue
                Bonds (Series 1995) Weekly VRDNs (American Iron Oxide
                Company Project)/(Bank of Tokyo Ltd., Tokyo LOC)             P-1      $ 10,700,000
                --------------------------------------------------------              ------------
                Total                                                                   36,125,000
                --------------------------------------------------------              ------------
                RHODE ISLAND--1.8%
                --------------------------------------------------------
  5,750,000     Rhode Island Housing & Mortgage Finance Corp,
                Homeownership Opportunity Bonds (Series 17-C), 4.40%
                TOBs (Bayerische Landesbank Girozentrale LOC), Mandatory
                Tender 2/1/1996                                              A-1+        5,750,000
                --------------------------------------------------------
  3,100,000     Rhode Island Public Transit Authority, (Series 1995),
                4.375% RANs, 7/8/1996                                       MIG-2        3,103,143
                --------------------------------------------------------              ------------
                Total                                                                    8,853,143
                --------------------------------------------------------              ------------
                SOUTH CAROLINA--0.6%
                --------------------------------------------------------
  2,885,000     South Carolina Job Development Authority, EDRB (Series
                1994) Weekly VRDNs (Carolina Cotton Works, Inc.
                Project)/(Branch Banking & Trust Co, Wilson LOC)             A-1         2,885,000
                --------------------------------------------------------              ------------
                SOUTH DAKOTA--1.2%
                --------------------------------------------------------
  6,000,000     South Dakota Housing Development Authority,
                Homeownership Mortgage Bonds (Series 1995E), 4.05% TOBs,
                Mandatory Tender 10/24/1996                                  A-1+        6,000,000
                --------------------------------------------------------              ------------
                TENNESSEE--1.1%
                --------------------------------------------------------
  2,310,000     Cocke County, TN IDB, (Series 1988) Weekly VRDNs (GLI,
                Inc.)/(Sanwa Bank Ltd, Osaka LOC)                            P-1         2,310,000
                --------------------------------------------------------
  3,000,000     Jackson, TN IDB , Solid Waste Facility Bonds (Series
                1995) Weekly VRDNs (Florida Steel Corp.)/(Nationsbank of
                Florida, N.A. LOC)                                           A-1         3,000,000
                --------------------------------------------------------              ------------
                Total                                                                    5,310,000
                --------------------------------------------------------              ------------
                TEXAS--1.9%
                --------------------------------------------------------
  4,400,000     Galveston, TX IDC Weekly VRDNs (Mitchell Interest
                Projects)/(National Westminster Bank, PLC, London LOC)       A-1+        4,400,000
                --------------------------------------------------------



MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                   RATING*       VALUE
-----------     --------------------------------------------------------   --------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                TEXAS--CONTINUED
                --------------------------------------------------------
$ 5,000,000     San Antonio, TX, Special Facilities Airport Revenue
                Bonds (Series 1995) Weekly VRDNs (Cessna Aircraft
                Company Project)/(Nationsbank of Texas, N.A. LOC)            A-1      $  5,000,000
                --------------------------------------------------------              ------------
                Total                                                                    9,400,000
                --------------------------------------------------------              ------------
                UTAH--1.3%
                --------------------------------------------------------
  1,690,000     Utah State HFA, (Series A), 4.25% TOBs (Meridian Bank,
                Reading, PA LIQ), Optional Tender 1/1/1996                  NR(2)        1,690,000
                --------------------------------------------------------
  2,145,000     Utah State HFA, (Series C-2), 4.25% TOBs (Meridian Bank,
                Reading, PA LIQ), Optional Tender 1/1/1996                  NR(2)        2,145,000
                --------------------------------------------------------
  2,445,000     Utah State HFA, (Series C-3), 4.25% TOBs (Meridian Bank,
                Reading, PA LIQ), Optional Tender 1/1/1996                  NR(2)        2,445,000
                --------------------------------------------------------              ------------
                Total                                                                    6,280,000
                --------------------------------------------------------              ------------
                VIRGINIA--1.9%
                --------------------------------------------------------
  2,300,000     Alexandria, VA Redevelopment and Housing Authority
                Weekly VRDNs (Crystal City Apartments)/(Safeco Insurance
                Co. of America INS)/(Sumitomo Bank Ltd., Osaka LIQ)          A-1         2,300,000
                --------------------------------------------------------
  1,600,000     Franklin County, VA IDA Weekly VRDNs (American
                Graphics)/(Nationsbank of Virginia, N.A. LOC)                P-1         1,600,000
                --------------------------------------------------------
  3,000,000     Halifax, VA IDA, MMMs, PCR, 3.95% CP (Virginia Electric
                Power Co.), Mandatory Tender 1/18/1996                       A-1         3,000,000
                --------------------------------------------------------
  2,170,000     Virginia Beach, VA IDA, (Series 1993) Weekly VRDNs
                (Ocean Ranch Motel Corp.)/(Nationsbank of Virginia, N.A.
                LOC)                                                         A-1         2,170,000
                --------------------------------------------------------              ------------
                Total                                                                    9,070,000
                --------------------------------------------------------              ------------
                WASHINGTON--1.9%
                --------------------------------------------------------
  3,500,000     Pierce County, WA Economic Development Corp., (Series
                1995) Weekly VRDNs (Simpson-Tacoma Kraft Company
                Project)/(Seattle-First Bank, Seattle LOC)                   P-1         3,500,000
                --------------------------------------------------------



MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL                                                                  CREDIT
  AMOUNT                                                                   RATING*       VALUE
-----------     --------------------------------------------------------   --------   ------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
                WASHINGTON--CONTINUED
                --------------------------------------------------------
$ 5,540,000     Washington State Housing Finance Commission, (1995
                Series 1A-S), 4.10% TOBs (FGIC INS), Mandatory Tender
                6/1/1996                                                     A-1+     $  5,540,000
                --------------------------------------------------------              ------------
                Total                                                                    9,040,000
                --------------------------------------------------------              ------------
                WISCONSIN--3.5%
                --------------------------------------------------------
  2,550,000     Marshfield, WI, IDR (Series 1993) Weekly VRDNs (Building
                Systems, Inc.)/(Bank One, Milwaukee, WI N.A. LOC)            P-1         2,550,000
                --------------------------------------------------------
  1,860,000     Plover, WI Weekly VRDNs (Sirco Manufacturing, Inc.)/
                (Norwest Bank Minnesota, Minneapolis LOC)                    A-1+        1,860,000
                --------------------------------------------------------
  1,050,000     Shell Lake, WI Weekly VRDNs (Doboy Packaging)/(Union
                Bank of Switzerland, Zurich LOC)                             P-1         1,050,000
                --------------------------------------------------------
  2,200,000     Waukesha, WI, Adjustable Rate IDRB (Series 1995) Weekly
                VRDNs (Weldall Manufacturing Inc. Project)/(Bank One,
                Milwaukee, WI N.A. LOC)                                      P-1         2,200,000
                --------------------------------------------------------
  9,130,000 (a) Wisconsin Housing & Economic Development Authority,
                (Series B), 4.55% TOBs (FSA INS)/(Meridian Bank,
                Reading, PA LIQ), Optional Tender 3/1/1996                  NR(1)        9,130,000
                --------------------------------------------------------              ------------
                Total                                                                   16,790,000
                --------------------------------------------------------              ------------
                TOTAL INVESTMENTS(AT AMORTIZED COST)(B)                               $488,544,525
                --------------------------------------------------------              ------------


(a) Denotes a restricted security which is subject to restrictions or resale under Federal Securities laws. These securities have been determined to be liquid under criteria established by the Board of Directors at the end of the period, these securities amounted to $13,530,000 which represents 2.8% of net assets.

(b) Also represents cost for federal tax purposes.

* See Notes to Portfolio of Investments on page 19. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($482,749,030) at November 30, 1995.


MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
BANs   -- Bond Anticipation Notes
COL    -- Collateralized
CP     -- Commercial Paper
EDA    -- Economic Development Authority
EDRB   -- Economic Development Revenue Bonds
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FSA    -- Financial Security Assurance
GIC    -- Guaranteed Investment Contract
GNMA   -- Government National Mortgage Association
GTD    -- Guaranty
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Bond
IDC    -- Industrial Development Corporation
IDR    -- Industrial Development Revenue
IDRB   -- Industrial Development Revenue Bond
INS    -- Insured
LIQ    -- Liquidity Agreement
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance
MMMs   -- Money Market Municipals
PCA    -- Pollution Control Authority
PCFA   -- Pollution Control Finance Authority
PCR    -- Pollution Control Revenue
PLC    -- Public Limited Company
RANs   -- Revenue Anticipation Notes
TANs   -- Tax Anticipation Notes
TOBs   -- Tender Option Bonds
TRANs  -- Tax and Revenue Anticipation Notes
VRDNs  -- Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES

NOTES TO PORTFOLIO OF INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------

STANDARD & POOR'S RATINGS GROUP

SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2  Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Standard & Poor's Ratings Group ("S&P") assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below)). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.

In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity

P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

LONG-TERM DEBT RATINGS

AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated
      "AAA" by S&P or "Aaa" by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated
      "AA" by S&P or "Aa" by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated
      "A" by S&P or Moody's.

NR(4) The underlying issuer/obligor/guarantor has other outstanding debt rated
      "BBB" by S&P or "Baa" by Moody's.


MUNICIPAL CASH SERIES

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                        $488,544,525
--------------------------------------------------------------------------------
Income receivable                                                                      3,588,934
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    492,133,459
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                     $3,700,000
-------------------------------------------------------------------
Income distribution payable                                              954,156
-------------------------------------------------------------------
Payable to Bank                                                        4,549,976
-------------------------------------------------------------------
Accrued expenses                                                         180,297
-------------------------------------------------------------------   ----------
     Total liabilities                                                                 9,384,429
--------------------------------------------------------------------------------    ------------
NET ASSETS for 482,749,030 shares outstanding                                       $482,749,030
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
($482,749,030 / 482,749,030 shares outstanding)                                            $1.00
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES

STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------
Interest                                                                                $9,705,180
------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                   $1,183,084
----------------------------------------------------------------------
Administrative personnel and services fee                                    179,119
----------------------------------------------------------------------
Custodian fees                                                                37,859
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     117,362
----------------------------------------------------------------------
Directors'/Trustees' fees                                                      2,562
----------------------------------------------------------------------
Auditing fees                                                                  5,673
----------------------------------------------------------------------
Legal fees                                                                     5,490
----------------------------------------------------------------------
Portfolio accounting fees                                                     44,957
----------------------------------------------------------------------
Distribution services fee                                                    828,159
----------------------------------------------------------------------
Shareholder services fee                                                     591,542
----------------------------------------------------------------------
Share registration costs                                                      16,653
----------------------------------------------------------------------
Printing and postage                                                          12,627
----------------------------------------------------------------------
Insurance premiums                                                             5,673
----------------------------------------------------------------------
Taxes                                                                         30,012
----------------------------------------------------------------------
Miscellaneous                                                                  4,758
----------------------------------------------------------------------    ----------
     Total expenses                                                        3,065,530
----------------------------------------------------------------------
Waivers--
----------------------------------------------------------------------
  Waiver of investment advisory fee                          $(121,070)
----------------------------------------------------------
  Waiver of distribution services fee                         (591,542)
----------------------------------------------------------   ---------
     Total waivers                                                          (712,612)
----------------------------------------------------------------------    ----------
          Net expenses                                                                   2,352,918
------------------------------------------------------------------------------------    ----------
               Net investment income                                                    $7,352,262
------------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED
                                                          (UNAUDITED)          YEAR ENDED
                                                       NOVEMBER 30, 1995      MAY 31, 1995
                                                       -----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------
OPERATIONS--
----------------------------------------------------
Net investment income                                   $     7,352,262     $   14,471,528
----------------------------------------------------   -----------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------
Distributions from net investment income                     (7,352,262)       (14,471,528)
----------------------------------------------------   ----------------     --------------
SHARE TRANSACTIONS--
----------------------------------------------------
Proceeds from sale of shares                              1,039,017,453      2,187,590,706
----------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                             6,491,943         12,592,729
----------------------------------------------------
Cost of shares redeemed                                  (1,007,924,166)    (2,329,820,910)
----------------------------------------------------   -----------------    --------------
     Change in net assets resulting from share
     transactions                                            37,585,230       (129,637,475)
----------------------------------------------------   -----------------    --------------
          Change in net assets                               37,585,230       (129,637,475)
----------------------------------------------------
NET ASSETS:
----------------------------------------------------
Beginning of period                                         445,163,800        574,801,275
----------------------------------------------------   -----------------    --------------
End of period                                           $   482,749,030     $  445,163,800
----------------------------------------------------   -----------------    --------------


(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 SIX MONTHS
                                   ENDED
                                (UNAUDITED)                            YEAR ENDED MAY 31,
                                NOVEMBER 30,      ------------------------------------------------------------
                                    1995          1995       1994       1993       1992       1991       1990(A)
                                ------------      -----      -----      -----      -----      -----      -----
NET ASSET VALUE, BEGINNING OF
PERIOD                               $1.00        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-----------------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------------
  Net investment income               0.02         0.03       0.02       0.03       0.04       0.05       0.04
-----------------------------
LESS DISTRIBUTIONS
-----------------------------
  Distributions from net
  investment income                  (0.02)       (0.03)     (0.02)     (0.03)     (0.04)     (0.05)     (0.04)
-----------------------------      -------        -----      -----      -----      -----      -----      -----
NET ASSET VALUE, END OF
PERIOD                               $1.00        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-----------------------------      -------        -----      -----      -----      -----      -----      -----
TOTAL RETURN(B)                      1.56%         2.84%      1.83%      2.11%      3.53%      5.24%      4.68%
-----------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------
  Expenses                           0.99%*        0.99%      0.99%      0.99%      0.98%      0.94%      0.73%*
-----------------------------
  Net investment income              3.10%*        2.76%      1.81%      2.10%      3.42%      5.02%      5.76%*
-----------------------------
  Expense waiver/
  reimbursement(c)                   0.30%*        0.05%      0.06%      0.03%      0.03%      0.17%      0.45%*
-----------------------------
SUPPLEMENTAL DATA
-----------------------------
  Net assets, end of period
  (000 omitted)                     $482,749      $445,164   $574,801   $456,205   $516,814   $403,151   $195,897
-----------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from August 25, 1989 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


MUNICIPAL CASH SERIES

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 (the "Act") as an open-end, management investment company. The Corporation consists of three diversified portfolios and one non-diversified portfolio (Municipal Cash Series). The financial statements included herein are only those of Municipal Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. Restricted


MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

     securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on each restricted security held at November 30, 1995 is as follows:

                        SECURITY                        ACQUISITION DATE    ACQUISITION COST
    -------------------------------------------------   ----------------    ----------------
    Mexico Educational Assistance Foundation, Student
      Loan Revenue Bonds (Series 1992-B) PT-67 Weekly
      VRDNs (AMBAC INS)/(Credit Suisse, Zurich LIQ)         11/30/95           $4,400,000
    Wisconsin Housing & Economic Development Au-
      thority, (Series B), 4.55% TOBs (FSA INS)/(Me-
      ridian Bank, Reading, PA LIQ), Optional Tender
      3/1/1996                                               8/28/95           $9,130,000


     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At November 30, 1995, there were 12,500,000,000 shares of $ 0.001 par value capital stock authorized. Capital paid-in aggregated $482,749,030. Transactions in capital stock were as follows:

                                                            SIX MONTHS ENDED       YEAR ENDED
                                                            NOVEMBER 30, 1995     MAY 31, 1995
---------------------------------------------------------   -----------------    --------------
Shares sold                                                    1,039,017,453      2,187,590,706
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                           6,491,943         12,592,729
---------------------------------------------------------
Shares redeemed                                               (1,007,924,166)    (2,329,820,910)
---------------------------------------------------------   ----------------     --------------
     Net change resulting from share transactions                 37,585,230       (129,637,475)
---------------------------------------------------------   ----------------     --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the


MUNICIPAL CASH SERIES
--------------------------------------------------------------------------------

period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to .35 of 1% of the average daily net assets, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended November 30, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $373,040,000 and $442,915,000, respectively.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

DIRECTORS                               OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                         John F. Donahue
Thomas G. Bigley                        Chairman
John T. Conroy, Jr.                     Richard B. Fisher
William J. Copeland                     President
J. Christopher Donahue                  J. Christopher Donahue
James E. Dowd                           Executive Vice President
Lawrence D. Ellis, M.D.                 Edward C. Gonzales
Edward L. Flaherty, Jr.                 Executive Vice President
Peter E. Madden                         John W. McGonigle
Gregor F. Meyer                         Executive Vice President and
Wesley W. Posvar                        Secretary
Marjorie P. Smuts                       David M. Taylor
                                        Treasurer
                                        Charles H. Field
                                        Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.


                                             -----------------------------------

                                             -----------------------------------
                                                                       MUNICIPAL

                                             -----------------------------------
                                                                            CASH

                                             -----------------------------------
                                                                          SERIES

                                             -----------------------------------

                                             -----------------------------------
                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               NOVEMBER 30, 1995
      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PA 15222-3779

      CUSIP 147551303
      0122605 (1/96)

                                             -----------------------------------

                                             -----------------------------------

                                             -----------------------------------

                                             -----------------------------------

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Prime Cash Series, which covers the six-month period ended November 30, 1995. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.
During the reporting period, Prime Cash Series helped its shareholders earn a total of $0.03 in dividends per share on their ready cash, while offering the advantages of daily liquidity and stability of principal.* During the reporting period, more and more investors placed their confidence in the fund, which helped its assets soar by more than $300 million to total $1.3 billion at the reporting period's end.

At the end of the reporting period, fund assets stood at $1.3 billion, which was invested in a diversified, high-quality portfolio of money market securities that included commercial paper (55.2%), variable rate obligations (29.6%), certificates of deposit (5.8%), repurchase agreements (4.2%), corporate notes (3.3%), and bank notes (1.9%).

Thank you for choosing Prime Cash Series as a convenient way to put your cash to work. Please contact your investment representative if you have any questions about the fund.

Sincerely,

LOGO
Richard B. Fisher
President
January 15, 1996

* Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. Investments in mutual funds are neither insured nor guaranteed by the U.S. government.


INVESTMENT REVIEW
--------------------------------------------------------------------------------
Short-term interest rates initially declined throughout June and into July of 1995, with the biggest drop of 25 basis points coming on July 6, 1995, following a Federal Reserve Board (the "Fed") rate cut. At that time, the Fed cut the federal funds target rate from 6% to 5.75%. Subsequently, expectations of additional rate cuts waned, and short-term rates backed up 10-15 basis points through the end of November, 1995. The Fed, in fine-tuning the interest rate environment, seems to have successfully guided the economy through a "soft landing."

During the six-month reporting period ended November 30, 1995, the net assets of Prime Cash Series increased from $1 billion to $1.3 billion while the seven-day net yield decreased from 5.28% at the beginning of the period to 4.87% on November 30, 1995.* The effective average maturity of the fund on November 30, 1995, was 59 days.

During the reporting period, the fund's average maturity target range was lengthened from 35-45 days to 40-50 days. This reflects our bias toward a neutral to modestly easing Fed throughout the coming months. In addition, we continue to invest the fund in a barbelled style with 25-30% of the investments in variable rate demand notes, 10-15% in overnight securities and the remainder of the portfolio laddered out to the six-month to twelve-month area of the yield curve.

Our outlook is for a modestly easing to neutral Fed for the beginning of 1996. The structure of a barbell should allow the fund to maintain the higher yields of longer-dated securities. In addition, the longer average maturity should also be beneficial in a declining rate environment.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary.


PRIME CASH SERIES
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------      ---------------------------------------------------------------   --------------
BANK NOTES--1.9%
--------------------------------------------------------------------------------
                 BANKING--1.9%
                 ---------------------------------------------------------------
$ 5,000,000      Bank of New York, New York, 5.570%, 5/30/1996                     $    4,998,778
                 ---------------------------------------------------------------
  1,000,000      Comerica Bank, Detroit, MI, 5.650%, 9/23/1996                            999,532
                 ---------------------------------------------------------------
 19,000,000      Mellon Bank NA, Pittsburgh, 5.750%-5.810%, 2/28/1996-10/16/1996       18,998,119
                 ---------------------------------------------------------------   --------------
                 TOTAL BANK NOTES                                                      24,996,429
                 ---------------------------------------------------------------   --------------
CERTIFICATES OF DEPOSIT--5.8%
----------- --------------------------------------------------------------------
                 BANKING--5.8%
                 ---------------------------------------------------------------
 19,000,000      Banque Nationale de Paris, 5.620%-5.630%, 1/8/1996-1/12/1996          19,000,123
                 ---------------------------------------------------------------
 12,000,000      Bayerische Hypotheken-Und Wechsel-Bank Ag, 5.750%, 4/12/1996          12,001,094
                 ---------------------------------------------------------------
  8,000,000      Lloyds Bank PLC, London, 5.720%, 8/16/1996                             8,012,155
                 ---------------------------------------------------------------
 15,000,000      MBNA America Bank, NA, 6.000%, 12/11/1995                             15,000,000
                 ---------------------------------------------------------------
 12,000,000      Societe Generale, Paris, 5.800%, 1/22/1996                            12,000,251
                 ---------------------------------------------------------------
 11,000,000      Swiss Bank Corp., Basle, 5.770%, 2/2/1996                             11,000,000
                 ---------------------------------------------------------------   --------------
                 TOTAL CERTIFICATES OF DEPOSIT                                         77,013,623
                 ---------------------------------------------------------------   --------------
(A) COMMERCIAL PAPER--55.2%
----------- --------------------------------------------------------------------
                 BANKING--18.3%
                 ---------------------------------------------------------------
 15,000,000      ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank
                 N.V., Amsterdam), 5.640%-5.785%, 4/25/1996                            14,662,983
                 ---------------------------------------------------------------
 20,000,000      Abbey National N.A. Corp., (Guaranteed by Abbey National Bank
                 PLC, London), 5.790%-5.797%, 1/5/1996-1/16/1996                       19,871,525
                 ---------------------------------------------------------------
 36,000,000      Barclays Bank of Canada, (Guaranteed by Barclays Bank PLC,
                 London), 5.767%-5.837%, 2/12/1996-3/1/1996                            35,540,608
                 ---------------------------------------------------------------
 25,000,000      Canadian Imperial Holdings, Inc., (Guaranteed by Canadian
                 Imperial Bank of Commerce, Toronto), 5.783%-5.810%, 1/22/1996-
                 1/26/1996                                                             24,786,506
                 ---------------------------------------------------------------
 28,000,000      Commerzbank U.S. Finance, Inc., (Guaranteed by Commerzbank AG,
                 Frankfurt), 5.723%-5.781%, 1/12/1996-1/22/1996                        27,790,506
                 ---------------------------------------------------------------
 20,000,000      Dresdner US Finance, 5.890%-5.975%, 12/7/1995-12/12/1995              19,972,744
                 ---------------------------------------------------------------



PRIME CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------      ---------------------------------------------------------------   --------------
(A) COMMERCIAL PAPER--CONTINUED
--------------------------------------------------------------------------------
                 BANKING--CONTINUED
                 ---------------------------------------------------------------
$17,000,000      National Australia Funding, Inc., (Guaranteed by National
                 Australia Bank, Ltd., Melbourne), 5.741%-5.771%,
                 12/1/1995-12/12/1995                                              $   16,987,979
                 ---------------------------------------------------------------
 10,000,000      Republic New York Corp., 5.717%, 1/25/1996                             9,915,208
                 ---------------------------------------------------------------
 10,000,000      Royal Bank of Canada, Montreal, 5.636%, 1/11/1996                      9,937,589
                 ---------------------------------------------------------------
 55,000,000      Svenska Handelsbanken, Inc., (Guaranteed by Svenska
                 Handelsbanken, Stockholm), 5.605%-5.860%, 2/6/1996-5/29/1996          54,153,594
                 ---------------------------------------------------------------
 10,000,000      Toronto Dominion Holdings (USA), Inc., (Guaranteed by Toronto-
                 Dominion Bank), 5.777%, 1/8/1996                                       9,940,783
                 ---------------------------------------------------------------   --------------
                 Total                                                                243,560,025
                 ---------------------------------------------------------------   --------------
                 FINANCE-AUTOMOTIVE--1.2%
                 ---------------------------------------------------------------
 16,000,000      General Motors Acceptance Corp., 5.611%-5.696%,
                 5/10/1996-5/24/1996                                                   15,589,458
                 ---------------------------------------------------------------   --------------
                 FINANCE-COMMERCIAL--23.1%
                 ---------------------------------------------------------------
 38,000,000      Asset Securitization Cooperative Corp., 5.748%-5.837%,
                 1/8/1996-2/9/1996                                                     37,669,725
                 ---------------------------------------------------------------
 62,045,000      Beta Finance, Inc., 5.675%-5.851%, 1/30/1996-3/15/1996                61,285,052
                 ---------------------------------------------------------------
 10,000,000      CIESCO, Inc., 5.715%-5.820%, 2/8/1996-2/9/1996                         9,890,650
                 ---------------------------------------------------------------
 38,000,000      CIT Group Holdings, Inc., 5.760%-5.780%, 12/5/1995-2/2/1996           37,834,426
                 ---------------------------------------------------------------
 10,000,000      Corporate Asset Funding Co., Inc. (CAFCO), 5.731%, 12/11/1995          9,984,306
                 ---------------------------------------------------------------
 33,500,000      Falcon Asset Securitization Corp., 5.742%-5.753%, 2/13/1996-
                 4/18/1996                                                             32,975,932
                 ---------------------------------------------------------------
 43,000,000      General Electric Capital Corp., 5.634%-5.845%,
                 12/4/1995-4/26/1996                                                   42,640,845
                 ---------------------------------------------------------------
  5,000,000      Greenwich Funding Corp., 5.749%, 2/15/1996                             4,940,150
                 ---------------------------------------------------------------
 65,000,000      PREFCO-Preferred Receivables Funding Co., 5.730%-5.816%,
                 12/13/1995-2/26/1996                                                  64,560,979
                 ---------------------------------------------------------------
  5,000,000      Sheffield Receivables Corp., 5.744%, 2/16/1996                         4,939,469
                 ---------------------------------------------------------------   --------------
                 Total                                                                306,721,534
                 ---------------------------------------------------------------   --------------
                 FINANCE-RETAIL--7.5%
                 ---------------------------------------------------------------
 40,000,000      American Express Credit Corp., 5.675%-5.779%, 3/4/1996-5/3/1996       39,251,825
                 ---------------------------------------------------------------
 10,000,000      Avco Financial Services, Inc., 5.828%, 1/18/1996                       9,923,600
                 ---------------------------------------------------------------



PRIME CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------      ---------------------------------------------------------------   --------------
(A) COMMERCIAL PAPER--CONTINUED
--------------------------------------------------------------------------------
                 FINANCE-RETAIL--CONTINUED
                 ---------------------------------------------------------------
$34,000,000      Ford Credit Receivables Funding, Inc., 5.761%-5.791%,
                 12/4/1995-1/17/1996                                               $   33,845,372
                 ---------------------------------------------------------------
 17,000,000      New Center Asset Trust, A1+/P1 Series, 5.752%-5.777%,
                 1/12/1996-2/28/1996                                                   16,813,275
                 ---------------------------------------------------------------   --------------
                 Total                                                                 99,834,072
                 ---------------------------------------------------------------   --------------
                 INSURANCE--0.6%
                 ---------------------------------------------------------------
  3,000,000      Marsh & McLennan Cos., Inc., 5.944%, 12/1/1995                         3,000,000
                 ---------------------------------------------------------------
  4,409,000      Prospect Street Senior Portfolio, L.P., (Guaranteed by
                 Financial Security Assurance, Inc.), 5.817%, 1/2/1996                  4,386,504
                 ---------------------------------------------------------------   --------------
                 Total                                                                  7,386,504
                 ---------------------------------------------------------------   --------------
                 OIL & OIL FINANCE--1.5%
                 ---------------------------------------------------------------
  5,000,000      Chevron Transport Corp., (Guaranteed by Chevron Corp.), 5.699%,
                 12/12/1995                                                             4,991,414
                 ---------------------------------------------------------------
 10,000,000      Chevron U.K. Investment PLC, (Guaranteed by Chevron Corp.),
                 5.792%, 1/24/1996                                                      9,914,350
                 ---------------------------------------------------------------
  5,000,000      Koch Industries, Inc., 5.901%, 12/1/1995                               5,000,000
                 ---------------------------------------------------------------   --------------
                 Total                                                                 19,905,764
                 ---------------------------------------------------------------   --------------
                 PHARMACEUTICALS AND HEALTH CARE--0.7%
                 ---------------------------------------------------------------
 10,000,000      Sherwood Medical, American Home Subsidiary, (Guaranteed by
                 American Home Products Corp.), 5.746%, 12/18/1995                      9,973,272
                 ---------------------------------------------------------------   --------------
                 TELECOMMUNICATIONS--2.3%
                 ---------------------------------------------------------------
 10,000,000      AT&T Capital Corp., 5.775%, 2/5/1996                                   9,895,500
                 ---------------------------------------------------------------
  5,000,000      AT&T Corp., 5.598%, 5/10/1996                                          4,877,908
                 ---------------------------------------------------------------
 16,000,000      Ameritech Capital Funding Corp., (Guaranteed by Ameritech
                 Corp.), 5.781%-5.801%, 12/1/1995-1/22/1996                            15,951,293
                 ---------------------------------------------------------------   --------------
                 Total                                                                 30,724,701
                 ---------------------------------------------------------------   --------------
                 TOTAL COMMERCIAL PAPER                                               733,695,330
                 ---------------------------------------------------------------   --------------
CORPORATE NOTES--3.3%
--------------------------------------------------------------------------------
                 BANKING--1.0%
                 ---------------------------------------------------------------
  1,259,010      Banc One Auto Trust 1995-A, 6.363%, 4/15/1996                          1,259,010
                 ---------------------------------------------------------------   --------------



PRIME CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------      ---------------------------------------------------------------   --------------
CORPORATE NOTES--CONTINUED
--------------------------------------------------------------------------------
                 FINANCE-EQUIPMENT--2.0%
                 ---------------------------------------------------------------
$ 9,882,837      Case Equipment Loan Trust 1995-B Class A-1, 5.825%, 9/15/1996     $    9,882,837
                 ---------------------------------------------------------------
 16,315,376      Navistar Financial 1995-A OWNER TRUST, 5.750%, 11/15/1996             16,315,124
                 ---------------------------------------------------------------   --------------
                 Total                                                                 26,197,961
                 ---------------------------------------------------------------   --------------
                 FOOD & BEVERAGE--1.2%
                 ---------------------------------------------------------------
 16,000,000      PepsiCo, Inc., 5.750%-5.830%, 8/27/1996-9/6/1996                      16,000,580
                 ---------------------------------------------------------------   --------------
                 TOTAL CORPORATE NOTES                                                 43,457,551
                 ---------------------------------------------------------------   --------------
                 (B) VARIABLE RATE OBLIGATIONS--29.6%
--------------------------------------------------------------------------------
                 BANKING--23.1%
                 ---------------------------------------------------------------
  2,225,000      Alabama State IDA, NICHOLS RESEARCH CORP., (SouthTrust Bank of
                 Alabama, Birmingham LOC), 5.868%, 12/1/1995                            2,225,000
                 ---------------------------------------------------------------
  4,885,000      Aurora, IL City of, SERIES 1995, (First of America
                 Bank--Illinois LOC), 6.160%, 11/30/1995                                4,885,000
                 ---------------------------------------------------------------
  2,050,000      Athens-Clarke County, GA, IDA SERIES 1995 BARRETT PROJECT,
                 (Columbus Bank and Trust Co., GA LOC), 6.013%, 11/30/1995              2,050,000
                 ---------------------------------------------------------------
  1,175,000      Avalon Hotel Associates, (Meridian Bank, Reading, PA LOC),
                 5.944%, 11/30/1995                                                     1,175,000
                 ---------------------------------------------------------------
 10,000,000      Azdel, Inc., (PNC Bank, Kentucky LOC), 5.826%, 12/4/1995              10,000,000
                 ---------------------------------------------------------------
  3,000,000      Boardwalk Villas Ltd., SERIES 1995, (SouthTrust Bank of
                 Alabama, Birmingham LOC), 5.863%, 11/30/1995                           3,000,000
                 ---------------------------------------------------------------
  8,450,000      College-Kent L.P., (Society National Bank, Cleveland, OH LOC),
                 5.943%, 12/1/1995                                                      8,450,000
                 ---------------------------------------------------------------
 13,655,000      Congregate Care Corp., (Union Bank LOC), 6.063%, 12/6/1995            13,655,000
                 ---------------------------------------------------------------
  6,300,000      Dewberry III, L.P., (First National Bank of Maryland, Baltimore
                 LOC), 6.010%, 11/30/1995                                               6,300,000
                 ---------------------------------------------------------------
  7,900,000      Euclid Superior Parking, (Society National Bank, Cleveland, OH
                 LOC), 5.943%, 12/1/1995                                                7,900,000
                 ---------------------------------------------------------------
 11,760,000      HJH Associates of Alabama, Hilton Hotel, Huntsville,
                 (SouthTrust Bank of Alabama, Birmingham LOC), 5.858%,
                 11/30/1995                                                            11,760,000
                 ---------------------------------------------------------------
 10,315,000      I.D.B. City of Pelham, (Columbus Bank and Trust Co., GA LOC),
                 6.013%, 11/30/1995                                                    10,315,000
                 ---------------------------------------------------------------



PRIME CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------      ---------------------------------------------------------------   --------------
(B) VARIABLE RATE OBLIGATIONS--CONTINUED
--------------------------------------------------------------------------------
                 BANKING--CONTINUED
                 ---------------------------------------------------------------
$ 3,895,000      I.D.B. Sylacuaga, AL, (SouthTrust Bank of Alabama, Birmingham
                 LOC), 5.868%, 12/5/1995                                           $    3,895,000
                 ---------------------------------------------------------------
 10,035,000      KBL Capital Fund, SERIES 1995-A, (Old Kent Bank & Trust Co.,
                 Grand Rapids LOC), 5.850%, 11/30/1995                                 10,035,000
                 ---------------------------------------------------------------
 14,000,000      Kentucky Rural Economic Development Authority, (PNC Bank, N.A.
                 LOC), 5.926%, 12/4/1995                                               14,000,000
                 ---------------------------------------------------------------
  4,505,000      Maryland State IDFA, GENETIC THERAPY, INC., (First National
                 Bank of Maryland, Baltimore LOC), 5.880%, 12/4/1995                    4,505,000
                 ---------------------------------------------------------------
  6,100,000      Maryland State IDFA, KELLY SPRINGFIELD TIRE, (First National
                 Bank of Maryland, Baltimore LOC), 5.980%, 12/4/1995                    6,100,000
                 ---------------------------------------------------------------
  3,500,000      Maryland State IDFA, SERIES 1994 HUMAN GENOME, (First National
                 Bank of Maryland, Baltimore LOC), 5.880%, 12/4/1995                    3,500,000
                 ---------------------------------------------------------------
 18,000,000      National Funding Corp., SERIES 1994-A, (American National Bank,
                 Chicago LOC), 5.790%, 11/30/1995                                      18,000,000
                 ---------------------------------------------------------------
    730,000      New Jersey EDA, Series 1992 K-3, (Banque Nationale de Paris
                 LOC), 6.174%, 12/4/1995                                                  730,000
                 ---------------------------------------------------------------
  3,995,000      New Jersey EDA, Series 1992-H, (Banque Nationale de Paris LOC),
                 6.049%, 12/4/1995                                                      3,995,000
                 ---------------------------------------------------------------
 37,000,000      PNC Bank, N.A., 5.725%, 11/30/1995                                    36,967,086
                 ---------------------------------------------------------------
  6,100,000      Pennsylvania EDFA, SERIES 1993-C, (Barclays Bank PLC, London
                 LOC), 5.863%, 12/6/1995                                                6,100,000
                 ---------------------------------------------------------------
  2,400,000      Pinehurst Villsa, LTD, SERIES 1995, (SouthTrust Bank of
                 Alabama, Birmingham LOC), 5.863%, 11/30/1995                           2,400,000
                 ---------------------------------------------------------------
 10,000,000      (c)SMM Trust, SERIES 1995-L, 5.833%, 12/15/1995                        9,998,400
                 ---------------------------------------------------------------
 10,000,000      (c)SMM Trust, Series 1995-B, 5.832%, 12/1/1995                        10,000,000
                 ---------------------------------------------------------------
 30,000,000      (c)SMM Trust, Series 1995-I, 5.864%, 12/1/1995                        29,995,705
                 ---------------------------------------------------------------
 16,000,000      (c)SMM Trust, Series 1995-N, 5.925%, 2/15/1996                        16,000,000
                 ---------------------------------------------------------------
  2,500,000      Saegertown Manufacturing Corp., (PNC Bank, N.A. LOC), 5.826%,
                 12/4/1995                                                              2,500,000
                 ---------------------------------------------------------------
  6,400,000      Southeast Regional Holdings, LLC Series 1995-A, (Columbus Bank
                 and Trust Co., GA LOC), 6.013%, 11/30/1995                             6,400,000
                 ---------------------------------------------------------------



PRIME CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------      ---------------------------------------------------------------   --------------
(B) VARIABLE RATE OBLIGATIONS--CONTINUED
--------------------------------------------------------------------------------
                 BANKING--CONTINUED
                 ---------------------------------------------------------------
$ 3,720,000      (c)Toledo Medical Building I L.P., (Huntington National Bank,
                 Columbus, OH LOC), 6.380%, 5/1/1996                               $    3,720,000
                 ---------------------------------------------------------------
 19,725,000      Union Development Co., (Bank of America NT and SA, San
                 Francisco LOC), 5.858%, 11/30/1995                                    19,725,000
                 ---------------------------------------------------------------
  8,400,000      United Jewish Federation of Greater Pittsburgh VRDB, Series
                 1995A, (PNC Bank, N.A. LOC), 5.850%, 11/30/1995                        8,400,000
                 ---------------------------------------------------------------
  6,850,000      Van Dyne Crotty Co., (Huntington National Bank, Columbus, OH
                 LOC), 5.810%, 11/30/1995                                               6,850,000
                 ---------------------------------------------------------------
  2,031,000      Vista Funding Corp., 1995-A, (Star Bank, NA, Cincinnati LOC),
                 5.938%, 11/30/1995                                                     2,031,000
                 ---------------------------------------------------------------   --------------
                 Total                                                                307,562,191
                 ---------------------------------------------------------------   --------------
                 FINANCE-AUTOMOTIVE--2.4%
                 ---------------------------------------------------------------
  8,500,000      Alabama State IDA, TAX REVENUE BONDS SERIES 1994 GMC PROJECT,
                 (General Motors Corp. LOC), 6.063%, 11/30/1995                         8,500,000
                 ---------------------------------------------------------------
 23,000,000      Carco Auto Loan Master Trust 1993-2, SERIES 1993-2 Class A1,
                 5.905%, 12/15/1995                                                    23,000,000
                 ---------------------------------------------------------------   --------------
                 Total                                                                 31,500,000
                 ---------------------------------------------------------------   --------------
                 FINANCE-RETAIL--1.5%
                 ---------------------------------------------------------------
 20,000,000      (c)AFS Insurance Premium Receivables Trust, SERIES 1994-A,
                 6.369%, 12/15/1995                                                    20,000,000
                 ---------------------------------------------------------------   --------------
                 INSURANCE--2.6%
                 ---------------------------------------------------------------
 12,500,000      Sun Life Insurance Co. of America, 5.978%, 12/1/1995                  12,500,000
                 ---------------------------------------------------------------
 10,000,000      Sun Life Insurance Co. of America, 5.978%, 12/1/1995                  10,000,000
                 ---------------------------------------------------------------
 12,500,000      (c)Sun Life Insurance Co. of America, 6.045%, 12/1/1995               12,500,000
                 ---------------------------------------------------------------   --------------
                 Total                                                                 35,000,000
                 ---------------------------------------------------------------   --------------
                 TOTAL VARIABLE RATE OBLIGATIONS                                      394,062,191
                 ---------------------------------------------------------------   --------------
TIME DEPOSIT--1.0%
--------------------------------------------------------------------------------
                 BANKING--1.0%
                 ---------------------------------------------------------------
 13,000,000      Bank of Nova Scotia, Toronto, 7.000%, 1/2/1996                        13,000,000
                 ---------------------------------------------------------------   --------------
                 TOTAL TIME DEPOSIT                                                    13,000,000
                 ---------------------------------------------------------------   --------------



PRIME CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------      ---------------------------------------------------------------   --------------
(D) REPURCHASE AGREEMENTS--4.2%
--------------------------------------------------------------------------------
$20,000,000      Bear, Stearns and Co., Inc., 5.90%, dated 11/30/1995, due
                 12/1/1995                                                         $   20,000,000
                 ---------------------------------------------------------------
  1,500,000      Chemical Securities, Inc., 5.90%, dated 11/30/1995, due
                 12/1/1995                                                              1,500,000
                 ---------------------------------------------------------------
 29,000,000      PaineWebber, Inc., 5.93%, dated 11/30/1995, due 12/1/1995             29,000,000
                 ---------------------------------------------------------------
  5,950,000      State Street Bank and Trust Co., 5.90%, dated 11/30/1995, due
                 12/1/1995                                                              5,950,000
                 ---------------------------------------------------------------   --------------
                 TOTAL REPURCHASE AGREEMENTS                                           56,450,000
                 ---------------------------------------------------------------   --------------
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                          $1,342,675,124
                 ---------------------------------------------------------------   --------------


(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Current rate and next reset date shown.

(c) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At the end of the period, these securities amounted to ($102,214,105) which represents 7.7% of net assets.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($1,329,361,892) at November 30, 1995.

The following acronyms are used throughout this portfolio:

EDA    --  Economic Development Authority
EDFA   --  Economic Development Financing Authority
IDA    --  Industrial Development Authority
IDFA   --  Industrial Development Finance Authority
LOC    --  Letter of Credit
LTD    --  Limited
PLC    --  Public Limited Company
VRDB   --  Variable Rate Demand Bond


(See Notes which are an integral part of the Financial Statements)


PRIME CASH SERIES
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                      $1,342,675,124
------------------------------------------------------------------------------
Income receivable                                                                      4,185,488
------------------------------------------------------------------------------    --------------
     Total assets                                                                  1,346,860,612
------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------
Payable for investments purchased                                  $13,000,000
----------------------------------------------------------------
Income distribution payable                                          3,340,015
----------------------------------------------------------------
Payable to Bank                                                        383,320
----------------------------------------------------------------
Accrued expenses                                                       775,385
----------------------------------------------------------------   -----------
     Total liabilities                                                                17,498,720
------------------------------------------------------------------------------    --------------
NET ASSETS for 1,329,361,892 shares outstanding                                   $1,329,361,892
------------------------------------------------------------------------------    --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$1,329,361,892/1,329,361,892 shares outstanding                                            $1.00
------------------------------------------------------------------------------    --------------


(See Notes which are an integral part of the Financial Statements)


PRIME CASH SERIES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $36,990,523
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                 $ 3,084,348
--------------------------------------------------------------------
Administrative personnel and services fee                                   466,970
--------------------------------------------------------------------
Custodian fees                                                               92,531
--------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                    875,955
--------------------------------------------------------------------
Directors'/Trustees' fees                                                     6,588
--------------------------------------------------------------------
Auditing fees                                                                 6,954
--------------------------------------------------------------------
Legal fees                                                                   10,650
--------------------------------------------------------------------
Portfolio accounting fees                                                    67,856
--------------------------------------------------------------------
Distribution services fee                                                 2,159,044
--------------------------------------------------------------------
Shareholder services fee                                                  1,542,174
--------------------------------------------------------------------
Share registration costs                                                    131,743
--------------------------------------------------------------------
Printing and postage                                                         25,803
--------------------------------------------------------------------
Insurance premiums                                                            8,052
--------------------------------------------------------------------
Taxes                                                                        66,959
--------------------------------------------------------------------
Miscellaneous                                                                15,189
--------------------------------------------------------------------    -----------
     Total expenses                                                       8,560,816
--------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------
  Waiver of investment advisory fee                      $  (884,490)
------------------------------------------------------
  Waiver of distribution services fee                     (1,542,174)
------------------------------------------------------   -----------
     Total waivers                                                       (2,426,664)
--------------------------------------------------------------------    -----------
          Net expenses                                                                   6,134,152
-----------------------------------------------------------------------------------    -----------
               Net investment income                                                   $30,856,371
-----------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


PRIME CASH SERIES
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                            (UNAUDITED)         YEAR ENDED
                                                         NOVEMBER 30, 1995     MAY 31, 1995
                                                         -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------
OPERATIONS--
------------------------------------------------------
Net investment income                                     $    30,856,371     $    40,486,440
------------------------------------------------------   -----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------
Distributions from net investment income                      (30,856,371)        (40,486,440)
------------------------------------------------------   -----------------    ---------------
SHARE TRANSACTIONS--
------------------------------------------------------
Proceeds from sale of shares                                2,888,515,001       4,556,300,176
------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                              27,515,065          37,549,911
------------------------------------------------------
Cost of shares redeemed                                    (2,613,751,452)     (4,357,913,880)
------------------------------------------------------   -----------------    ---------------
     Change in net assets resulting from share
       transactions                                           302,278,614         235,936,207
------------------------------------------------------   -----------------    ---------------
          Change in net assets                                302,278,614         235,936,207
------------------------------------------------------
NET ASSETS:
------------------------------------------------------
Beginning of period                                         1,027,083,278         791,147,071
------------------------------------------------------   -----------------    ---------------
End of period                                             $ 1,329,361,892     $ 1,027,083,278
------------------------------------------------------   -----------------    ---------------


(See Notes which are an integral part of the Financial Statements)


PRIME CASH SERIES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                              ENDED
                                           (UNAUDITED)                           YEAR ENDED MAY 31,
                                           NOVEMBER 30,   -----------------------------------------------------------------
                                               1995          1995        1994       1993       1992       1991     1990(A)
                                           ------------   ----------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.00        $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
  Net investment income                         0.03          0.05        0.02       0.03       0.04       0.07       0.06
----------------------------------------
LESS DISTRIBUTIONS
----------------------------------------
  Distributions from net investment
  income                                       (0.03)        (0.05)      (0.02)     (0.03)     (0.04)     (0.07)     (0.06)
----------------------------------------     -------        ------       -----      -----      -----      -----      -----
NET ASSET VALUE, END OF PERIOD                $ 1.00        $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
----------------------------------------     -------        ------       -----      -----      -----      -----      -----
TOTAL RETURN(B)                                 2.53%         4.60%       2.48%      2.61%      4.37%      6.99%      6.56%
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
  Expenses                                      0.99%*        0.99%       0.99%      0.99%      0.98%      0.94%      0.73%*
----------------------------------------
  Net investment income                         4.99%*        4.57%       2.45%      2.58%      4.21%      6.50%      7.82%*
----------------------------------------
  Expense waiver/reimbursement(c)               0.39%*        0.20%       0.18%      0.15%      0.22%      0.44%      0.46%*
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
  Net assets, end of period (000 omitted)    $1,329,362   $1,027,083   $791,147   $796,832   $750,016   $562,465   $189,254
----------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from August 18, 1989 (date of initial public investment) to May 31 ,1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


PRIME CASH SERIES
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Cash Trust Series (the "Corporation") is registered under the Investment Company Act of 1940, (the "Act") as an open-end, management investment company. The Corporation consists of three diversified portfolios and one non-diversified portfolio (Municipal Cash Series). The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.
PRIME CASH SERIES
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on each restricted security held at November 30, 1995 is as follows:

                          SECURITY                        ACQUISITION DATE   ACQUISITION COST
    ----------------------------------------------------  ----------------   ----------------
    SMM Trust Series 1995-L ,5.833%                           08/04/95          $9,998,400
    ----------------------------------------------------
    SMM Trust Series 1995-B ,5.832%                           08/04/95          10,000,000
    ----------------------------------------------------
    SMM Trust Series 1995-I ,5.864%                           05/26/95          29,995,705
    ----------------------------------------------------
    SMM Trust Series 1995-N, 5.925%                           11/08/95          16,000,000
    ----------------------------------------------------
    Toledo Medical Building I L.P.                            11/02/95           3,720,000
    ----------------------------------------------------
    AFS Insurance Premium Receivables Trust, Series
      1994-A                                                  08/16/94          20,000,000
    ----------------------------------------------------
    Sun Life Insurance Co. of America                         09/20/93          12,500,000
    ----------------------------------------------------


     OTHER--Investment transactions are accounted for on the trade date.


PRIME CASH SERIES
--------------------------------------------------------------------------------

(3) CAPITAL STOCK

At November 30, 1995 there were 12,500,000,000 shares of $0.001 par value capital stock authorized. Capital paid in aggregated $1,329,361,892. Transactions in capital stock were as follows.

                                                           SIX MONTHS ENDED       YEAR ENDED
                                                           NOVEMBER 30, 1995     MAY 31, 1995
--------------------------------------------------------   -----------------    --------------
Shares sold                                                   2,888,515,001      4,556,300,176
--------------------------------------------------------
Shares issued to shareholders in payment of
  distributions declared                                         27,515,065         37,549,911
--------------------------------------------------------
Shares redeemed                                              (2,613,751,452)    (4,357,913,880)
--------------------------------------------------------   ----------------     --------------
  Net change resulting from share transactions                  302,278,614        235,936,207
--------------------------------------------------------   ----------------     --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .50 of 1% of the Fund's average daily net assets.The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to .35 of 1% of the average daily net assets of the Fund, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.


PRIME CASH SERIES
--------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

DIRECTORS                                     OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                          John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                      Richard B. Fisher
William J. Copeland                      President
J. Christopher Donahue                   J. Christopher Donahue
James E. Dowd                            Executive Vice President
Lawrence D. Ellis, M.D.                  Edward C. Gonzales
Edward L. Flaherty, Jr.                  Executive Vice President
Peter E. Madden                          John W. McGonigle
Gregor F. Meyer                          Executive Vice President and Secretary
Wesley W. Posvar                         David M. Taylor
Marjorie P. Smuts                        Treasurer
                                         Charles H. Field
                                         Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


                                             -----------------------------------

                                             -----------------------------------
                                                                           PRIME

                                             -----------------------------------
                                                                            CASH

                                             -----------------------------------
                                                                          SERIES

                                             -----------------------------------

                                             -----------------------------------
                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                                JANUARY 31, 1996
      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PA 15222-3779

      CUSIP 147551105
      0122606 (1/96)

                                             -----------------------------------

                                             -----------------------------------

                                             -----------------------------------

                                             -----------------------------------

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Treasury Cash Series, which covers the six-month period ended November 30, 1995. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.
During the reporting period, Treasury Cash Series helped its shareholders earn a total of $0.03 in dividends per share on their ready cash, while offering the advantages of daily liquidity and stability of principal.* Assets reached $724.4 million at the reporting period's end.

At the end of the reporting period, 83.9% of the fund's assets was invested in repurchase agreements backed by U.S. government securities because these securities offered yield advantage over many direct government securities. The remainder of the fund's assets were invested in direct U.S. Treasury bills and notes.

Thank you for choosing Treasury Cash Series as a convenient way to put your cash to work pursuing income from U.S. Treasury obligations. Please contact your investment representative if you have any questions about your investment.

Sincerely,

LOGO
Richard B. Fisher
President
January 15, 1996

* Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. Investments in mutual funds are neither insured nor guaranteed by the U.S. government.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Treasury Cash Series is invested in direct obligations of the U.S. Treasury, either in the form of notes and bills or as collateral for repurchase agreements. The fund is rated AAAm by Standard & Poor's Ratings Group and Aaa by Moody's Investors Service, Inc.*

Over the six-month reporting period ended November 30, 1995, the Federal Reserve Board (the "Fed") reversed course in monetary policy, lowering the federal funds target rate by 25 basis points in early July, 1995 from 6% to 5.75%. This easing in monetary policy came on the heels of seven consecutive tightenings from February, 1994 to February, 1995, which brought the federal funds target rate from 3% to 6%. The Fed cited receding inflationary pressures as the reason for the ease, although weak economic reports in the second quarter of 1995 were also thought to have had an influence.

Short-term interest rates led the Fed move downward. The rate on the three-month Treasury bill declined by 30 basis points over the reporting period, from 5.8% to 5.5%. The front end of the yield curve inverted over the reporting period, with the one-year Treasury bill trading 12 basis points below the three-month Treasury bill at the end of November, 1995. This change in shape was a result of growing market expectations of additional Fed easing in the not too distant future. Shortly after the end of the reporting period, at its Federal Open Market Committee Meeting on December 19, 1995, the Fed confirmed market expectations by voting to ease monetary policy slightly, reducing the federal funds target rate from 5.75% to 5.5%. The Fed again cited a better-than-expected outlook for inflation as the driving force behind the move.

Over the reporting period, the market was also influenced by the ongoing budget negotiations in Washington, D.C. The Treasury auction schedule was disrupted in late October and early November as the debt ceiling was temporarily reached. Currently, the federal government is experiencing its second partial shutdown since the negotiations began, as Congress and the White House appear to have reached an impasse. Nevertheless, expectations of a positive outcome toward credible deficit reduction resulting from the talks have been priced into the market.
Recently, the fund has been managed with a 40-to 50-day average maturity target range, a moderately bullish stance in anticipation of further gradual eases by the Fed. Due to larger inflows of cash, however, the average maturity of the fund has fallen below that target range. In spite of third quarter GDP growth at 4.2%, recent data on the economy has been somewhat mixed, with the retail and manufacturing sectors relatively sluggish. Fourth quarter growth is expected to have been closer to the 2 1/2% rate of growth considered by many to be non-inflationary. With monetary policy still considered by many to be slightly restrictive, we would expect to see another slight easing in the federal funds target rate by the end of the first quarter of 1996.

The fund structure continues to be barbelled in nature, and maximizes performance through ongoing relative value analysis. As a yield advantage continued to exist for investments in repurchase agreements versus direct investments in short-term Treasury securities, a substantial percentage of the fund's investments remained in repurchase agreements. The fund continued to combine attractive yields from repurchase agreements collateralized by U.S. Treasury securities with purchases of Treasury securities with 6 to 13 month maturities.

* These ratings are obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.


TREASURY CASH SERIES

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------       ----------------------------------------------------------------   ------------
SHORT-TERM U.S. TREASURY OBLIGATIONS--16.3%
----------------------------------------------------------------------------------
              (A) U.S. TREASURY BILLS--12.0%
                  ----------------------------------------------------------------
$89,000,000       5.215%-6.175%, 12/21/1995-7/25/1996                                $ 87,182,706
                  ----------------------------------------------------------------
                  U.S. TREASURY NOTES--4.3%
                  ----------------------------------------------------------------
 30,500,000       4.625%-9.375%, 2/15/1996-9/30/1996                                   30,720,914
                  ----------------------------------------------------------------   ------------
                  TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS                          117,903,620
                  ----------------------------------------------------------------   ------------
              (B) REPURCHASE AGREEMENTS--83.9%
----------------------------------------------------------------------------------
 50,000,000       Aubrey G. Langston and Company, Inc., 6.00%, dated 11/30/1995,
                  due 12/1/1995                                                        50,000,000
                  ----------------------------------------------------------------
 25,000,000       BT Securities, Inc., 5.92%, dated 11/30/1995, due 12/1/1995          25,000,000
                  ----------------------------------------------------------------
100,800,000       Barclays de Zoete Wedd Securities, Inc., 5.93%, dated
                  11/30/1995, due 12/1/1995                                           100,800,000
                  ----------------------------------------------------------------
 30,000,000       Bear, Stearns & Co., Inc., 5.90%, dated 11/30/1995, due
                  12/1/1995                                                            30,000,000
                  ----------------------------------------------------------------
 30,000,000       Chemical Government Securities, 5.90%, dated 11/30/1995, due
                  12/1/1995                                                            30,000,000
                  ----------------------------------------------------------------
 30,000,000       Daiwa Securities America, Inc., 5.90%, dated 11/30/1995, due
                  12/1/1995                                                            30,000,000
                  ----------------------------------------------------------------
 25,000,000       Deutsche Bank Government Securities, Inc., 5.93%, dated
                  11/30/1995, due 12/1/1995                                            25,000,000
                  ----------------------------------------------------------------
 20,000,000       Donaldson, Lufkin & Jenrette Securities Corp., 5.90%, dated
                  11/30/1995, due 12/1/1995                                            20,000,000
                  ----------------------------------------------------------------
 30,000,000       Dresdner Securities (USA), Inc., 5.90%, dated 11/30/1995, due
                  12/1/1995                                                            30,000,000
                  ----------------------------------------------------------------
 30,000,000       First Chicago Capital Markets, Inc., 5.90%, dated 11/30/1995,
                  due 12/1/1995                                                        30,000,000
                  ----------------------------------------------------------------
 20,000,000       Fuji Securities, Inc., 5.93%, dated 11/30/1995, due 12/1/1995        20,000,000
                  ----------------------------------------------------------------
 30,000,000       HSBC Securities, Inc., 5.93%, dated 11/30/1995, due 12/1/1995        30,000,000
                  ----------------------------------------------------------------



TREASURY CASH SERIES
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------       ----------------------------------------------------------------   ------------
(B)REPURCHASE AGREEMENTS--CONTINUED
----------------------------------------------------------------------------------
$30,000,000       Harris-Nesbitt, Thomson Securities, Inc., 5.93%, dated
                  11/30/1995, due 12/1/1995                                          $ 30,000,000
                  ----------------------------------------------------------------
 15,000,000       J.P. Morgan Securities, Inc., 5.93%, dated 11/30/1995, due
                  12/1/1995                                                            15,000,000
                  ----------------------------------------------------------------
 30,000,000       National Westminster Bank USA, 5.90%, dated 11/30/1995, due
                  12/1/1995                                                            30,000,000
                  ----------------------------------------------------------------
 30,000,000       NationsBank of North Carolina, 5.92%, dated 11/30/1995, due
                  12/1/1995                                                            30,000,000
                  ----------------------------------------------------------------
 30,000,000       Nikko Securities Co. International, Inc., 5.90%, dated
                  11/30/1995, due 12/1/1995                                            30,000,000
                  ----------------------------------------------------------------
 25,000,000       SBC Capital Markets, 5.92%, dated 11/30/1995, due 12/1/1995          25,000,000
                  ----------------------------------------------------------------
  7,000,000   (c) Donaldson, Lufkin & Jenrette Securities Corp., 5.70%, dated
                  10/18/1995, due 12/18/1995                                            7,000,000
                  ----------------------------------------------------------------
 20,000,000   (c) SBC Capital Markets, 5.71%, dated 11/24/1995, due 1/23/1996          20,000,000
                  ----------------------------------------------------------------   ------------
                  TOTAL REPURCHASE AGREEMENTS                                         607,800,000
                  ----------------------------------------------------------------   ------------
                  TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                           $725,703,620
                  ----------------------------------------------------------------   ------------


(a) Each issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($724,436,904) at November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Investments in repurchase agreements                                $607,800,000
-----------------------------------------------------------------
Investments in securities                                            117,903,620
-----------------------------------------------------------------   ------------
Total investments in securities, at amortized cost and value                        $725,703,620
--------------------------------------------------------------------------------
Cash                                                                                     171,177
--------------------------------------------------------------------------------
Income receivable                                                                        632,342
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    726,507,139
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Income distribution payable                                            1,772,199
-----------------------------------------------------------------
Accrued expenses                                                         298,036
-----------------------------------------------------------------   ------------
     Total liabilities                                                                 2,070,235
--------------------------------------------------------------------------------    ------------
NET ASSETS for 724,436,904 shares outstanding                                       $724,436,904
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
($724,436,904 / 724,436,904 shares outstanding)                                            $1.00
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $15,657,711
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                  $1,314,103
---------------------------------------------------------------------
Administrative personnel and services fee                                   198,955
---------------------------------------------------------------------
Custodian fees                                                               66,590
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     98,128
---------------------------------------------------------------------
Directors'/Trustees' fees                                                     4,026
---------------------------------------------------------------------
Auditing fees                                                                 6,588
---------------------------------------------------------------------
Legal fees                                                                    4,026
---------------------------------------------------------------------
Portfolio accounting fees                                                    48,564
---------------------------------------------------------------------
Distribution services fee                                                   919,872
---------------------------------------------------------------------
Shareholder services fee                                                    657,052
---------------------------------------------------------------------
Share registration costs                                                     67,593
---------------------------------------------------------------------
Printing and postage                                                          9,516
---------------------------------------------------------------------
Insurance premiums                                                            4,941
---------------------------------------------------------------------
Taxes                                                                        25,071
---------------------------------------------------------------------
Miscellaneous                                                                 6,222
---------------------------------------------------------------------    ----------
     Total expenses                                                       3,431,247
---------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------
  Waiver of investment advisory fee                         $(160,707)
---------------------------------------------------------
  Waiver of distribution services fee                        (657,051)
---------------------------------------------------------   ---------
     Total waivers                                                         (817,758)
---------------------------------------------------------------------    ----------
          Net expenses                                                                   2,613,489
-----------------------------------------------------------------------------------    -----------
               Net investment income                                                   $13,044,222
-----------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED
                                                             (UNAUDITED)           YEAR ENDED
                                                          NOVEMBER 30, 1995       MAY 31, 1995
                                                         ------------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------
OPERATIONS--
------------------------------------------------------
Net investment income                                     $     13,044,222     $    18,450,054
------------------------------------------------------   -----------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------
Distributions from net investment income                       (13,044,222)        (18,450,054)
------------------------------------------------------   -----------------     ---------------
SHARE TRANSACTIONS--
------------------------------------------------------
Proceeds from sale of shares                                 1,699,997,449       2,391,925,952
------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                9,471,609          14,469,163
------------------------------------------------------
Cost of shares redeemed                                     (1,409,123,384)     (2,409,309,269)
------------------------------------------------------   -----------------     ---------------
     Change in net assets resulting from share
     transactions                                              300,345,674          (2,914,154)
------------------------------------------------------   -----------------     ---------------
          Change in net assets                                 300,345,674          (2,914,154)
------------------------------------------------------
NET ASSETS:
------------------------------------------------------
Beginning of period                                            424,091,230         427,005,384
------------------------------------------------------   -----------------     ---------------
End of period                                             $    724,436,904     $   424,091,230
------------------------------------------------------   -----------------     ---------------


(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS
                                        ENDED
                                     (UNAUDITED)                        YEAR ENDED MAY 31,
                                     NOVEMBER 30,    ---------------------------------------------------------
                                         1995        1995      1994      1993      1992      1991      1990(A)
                                     ------------    -----     -----     -----     -----     -----     -------
NET ASSET VALUE, BEGINNING OF
PERIOD                                  $ 1.00       $1.00     $1.00     $1.00     $1.00     $1.00      $1.00
----------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------
  Net investment income                   0.03        0.04      0.02      0.02      0.04      0.07       0.02
----------------------------------
LESS DISTRIBUTIONS
----------------------------------
  Distributions from net
  investment income                      (0.03)      (0.04)    (0.02)    (0.02)    (0.04)    (0.07)     (0.02)
----------------------------------    --------       -----     -----     -----     -----     -----     ------
NET ASSET VALUE, END OF PERIOD          $ 1.00       $1.00     $1.00     $1.00     $1.00     $1.00      $1.00
----------------------------------    --------       -----     -----     -----     -----     -----     ------
TOTAL RETURN(B)                           2.50%       4.34%     2.37%     2.47%     4.24%     6.83%      2.42%
----------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------
  Expenses                                0.99%*      0.99%     0.99%     0.99%     0.98%     0.88%      0.60%*
----------------------------------
  Net investment income                   4.96%*      4.26%     2.33%     2.46%     4.18%     6.39%      7.75%*
----------------------------------
  Expense waiver/reimbursement(c)         0.31%*      0.08%     0.10%     0.04%     0.04%     0.22%      0.44%*
----------------------------------
SUPPLEMENTAL DATA
----------------------------------
  Net assets, end of period (000
  omitted)                            $724,437       $424,091  $427,005  $532,334  $638,761  $713,430  $127,800
----------------------------------


*  Computed on an annualized basis.

(a) Reflects operations for the period from February 7, 1990 (date of initial public investment) to May 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


TREASURY CASH SERIES
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
(UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, (the "Act") as an open-end, management investment company. The Corporation consists of three diversified portfolios and one non-diversified portfolio (Municipal Cash Series). The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.
(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


TREASURY CASH SERIES
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At November 30, 1995, there were 12,500,000,000 shares of $0.001 par value capital stock authorized. Capital paid-in aggregated $724,436,904. Transactions in capital stock were as follows:

                                                           SIX-MONTHS ENDED        YEAR ENDED
                                                          NOVEMBER 30, 1995       MAY 31, 1995
-------------------------------------------------------   ------------------     --------------
Shares sold                                                  1,699,997,449        2,391,925,952
-------------------------------------------------------
Shares issued to shareholders in payment of
  distributions declared                                         9,471,609           14,469,163
-------------------------------------------------------
Shares redeemed                                             (1,409,123,384)      (2,409,309,269)
-------------------------------------------------------   -----------------      --------------
     Net change resulting from capital stock
       transactions                                            300,345,674           (2,914,154)
-------------------------------------------------------   -----------------      --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to .35 of 1% of the average daily net assets of the Fund shares, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.


TREASURY CASH SERIES
--------------------------------------------------------------------------------

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

DIRECTORS                                 OFFICERS
-------------------------------------------------------------------------------
John F. Donahue                           John F. Donahue
Thomas G. Bigley                          Chairman
John T. Conroy, Jr.                       Richard B. Fisher
William J. Copeland                       President
J. Christopher Donahue                    J. Christopher Donahue
James E. Dowd                             Executive Vice President
Lawrence D. Ellis, M.D.                   Edward C. Gonzales
Edward L. Flaherty, Jr.                   Executive Vice President
Peter E. Madden                           John W. McGonigle
Gregor F. Meyer                           Executive Vice President and Secretary
Wesley W. Posvar                          David M. Taylor
Marjorie P. Smuts                         Treasurer
                                          Charles H. Field
                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.


                                             -----------------------------------

                                             -----------------------------------
                                                                        TREASURY

                                             -----------------------------------
                                                                            CASH

                                             -----------------------------------
                                                                          SERIES

                                             -----------------------------------

                                             -----------------------------------
                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               NOVEMBER 30, 1995
      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PA 15222-3779

      CUSIP 147551402
      O122607 (1/96)

                                             -----------------------------------

                                             -----------------------------------

                                             -----------------------------------